UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity GNMA Fund and Fidelity Ultra-Short Bond Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	-2.57%	5.30%	4.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® GNMA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-spring sell-off pushed U.S. taxable investment-grade bonds into the red for the 12 months ending July 31, 2013, amid the prospect of higher interest rates. The Barclays® U.S. Aggregate Bond Index returned -1.91% for the period, with most of the damage in May and June, in response to signals from the Federal Reserve that it could begin to taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also influenced the market, with comparatively strong data in May and June tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -2.72% and -1.98%, respectively, while government-agency securities returned -1.18%. Corporate bonds delivered sluggish performance (-1%), hurt by rising interest rates and investors' aversion to riskier assets at period end. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage- backed securities fared best, rising 2.54%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® GNMA Fund: For the year, the fund returned -2.57%, while the Barclays GNMA Index returned -3.02%. Despite increased uncertainty and volatility in the GNMA market, we continued to adhere to our disciplined investment approach, attempting to exploit market inefficiencies based on our top-down research and seeking to identify attractively priced securities. We kept the fund's duration - a measure of its sensitivity to interest rates - in line with the benchmark. To do so, we occasionally used interest-rate swaps, which allowed us to manage the fund's duration without selling securities that we deemed to be attractively priced. Although the fund's return was disappointing on an absolute basis, our investment approach helped the fund outpace the index. Throughout much of the period, our decision to overweight GNMA securities that were insulated from from faster prepayments was a plus, as these securities generally outperformed the market overall. However, this focus on prepayment-resistant securities put the fund at a distinct disadvantage in May, June and July, when prepayment-resistant securities underperformed. Importantly, the fund's duration had lengthened significantly by the end of the period, as a result of higher interest rates and thus, slower prepayments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Actual	.45%	$ 1,000.00	$ 974.50	$ 2.20
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.4
0.01 - 0.99%	4.2	4.8
1 - 1.99%	0.0 †	0.0 †
2 - 2.99%	1.8	1.0
3 - 3.99%	27.4	18.6
4 - 4.99%	28.1	35.1
5 - 5.99%	18.5	21.4
6 - 6.99%	4.8	7.2
7% and over	1.1	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2013
6 months ago
Years	4.7	3.8*

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Amount has been restated to reflect adjustments to the maturities of certain securities used in the calculation of the WAM.
Duration as of July 31, 2013
6 months ago
Years	5.8	3.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of July 31, 2013**		As of January 31, 2013***
	Mortgage Securities 97.1%		Mortgage Securities 90.5%
	CMOs and Other Mortgage Related Securities 16.0%		CMOs and Other Mortgage Related Securities 15.0%
	U.S. Government Agency Obligations †† 0.7%		U.S. Government Agency Obligations †† 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) ††† (13.8)%		Short-Term Investments and Net Other Assets (Liabilities) ††† (6.1)%
** GNMA Securities	112.5%	*** GNMA Securities	105.2%
** Futures and Swaps	(3.7)%	*** Futures and Swaps	(2.1)%

† Amount represents less than 0.1%

†† Includes NCUA Guaranteed Notes

††† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5433% 12/7/20 (NCUA Guaranteed) (c)	$ 10,778	$ 10,789
Series 2010-R2 Class 1A, 0.5633% 11/6/17 (NCUA Guaranteed) (c)	20,860	20,808
Series 2011-R1 Class 1A, 0.6448% 1/8/20 (NCUA Guaranteed) (c)	18,580	18,679
Series 2011-R4 Class 1A, 0.5733% 3/6/20 (NCUA Guaranteed) (c)	9,386	9,420
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,615)		59,696
U.S. Government Agency - Mortgage Securities - 106.8%

Fannie Mae - 2.6%
2.01% 2/1/33 (c)	109	113
2.035% 3/1/35 (c)	114	119
2.039% 12/1/34 (c)	117	122
2.05% 9/1/33 (c)	1,224	1,282
2.054% 10/1/33 (c)	66	69
2.065% 7/1/35 (c)	44	46
2.175% 3/1/35 (c)	19	19
2.35% 7/1/36 (c)	295	311
2.397% 3/1/36 (c)	573	609
2.528% 10/1/33 (c)	122	129
2.546% 1/1/35 (c)	609	643
2.594% 3/1/33 (c)	291	307
2.597% 9/1/34 (c)	680	726
2.605% 7/1/34 (c)	74	78
2.608% 7/1/34 (c)	1,148	1,223
2.614% 6/1/47 (c)	374	399
2.634% 11/1/36 (c)	603	644
2.733% 8/1/35 (c)	762	813
2.785% 5/1/35 (c)	816	868
3.045% 8/1/35 (c)	1,749	1,874
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 10/1/25	$ 496	$ 525
4% 8/1/43 (a)	68,300	70,984
4% 8/1/43 (a)	23,400	24,320
4.5% 8/1/43 (a)	100,000	105,984
5.5% 12/1/17 to 3/1/20	1,452	1,543
6.5% 10/1/17	97	105
7% 11/1/16 to 3/1/17	491	528
7.5% 2/1/14 to 4/1/17	116	123
8.5% 12/1/27	109	129
9.5% 9/1/30	15	17
10.25% 10/1/18	4	4
11.5% 2/1/15	3	3
12.5% 10/1/15 to 7/1/16	7	7
		214,666
Freddie Mac - 0.3%
2.105% 12/1/35 (c)	575	604
2.167% 6/1/33 (c)	658	690
2.229% 3/1/37 (c)	95	99
2.369% 12/1/35 (c)	4,824	5,109
2.375% 5/1/37 (c)	157	167
2.403% 6/1/33 (c)	1,960	2,075
2.432% 10/1/35 (c)	577	611
2.48% 10/1/36 (c)	782	833
2.53% 11/1/35 (c)	557	582
2.565% 3/1/35 (c)	2,987	3,183
2.629% 4/1/36 (c)	693	743
2.641% 7/1/35 (c)	544	570
2.784% 6/1/33 (c)	1,829	1,956
2.985% 8/1/34 (c)	224	239
3.023% 3/1/33 (c)	20	21
5.5% 7/1/24 to 1/1/25	2,088	2,270
8.5% 10/1/18 to 6/1/25	21	25
9% 7/1/18 to 3/1/20	2	2
9.5% 7/1/30	51	57
10% 4/1/15 to 7/1/18	30	33
10.25% 11/1/16	3	3
12% 6/1/15	2	2
12.5% 5/1/15	3	3
13% 5/1/14 to 11/1/14	0*	0*
13.5% 9/1/14	0*	0*
		19,877
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 103.9%
2.5% 2/20/41 to 2/15/43	$ 181,022	$ 167,764
3% 4/20/27 to 7/15/43	342,018	336,889
3% 6/15/43	26	26
3% 6/15/43	55	54
3% 8/1/43 (a)	130,000	127,390
3% 8/1/43 (a)	379,300	371,625
3% 8/1/43 (a)	252,100	246,999
3% 8/1/43 (a)	182,900	179,199
3.5% 4/15/25 to 7/15/43	629,483	643,846
3.5% 3/15/42	378	386
3.5% 8/1/43 (a)	350,000	356,562
3.5% 8/1/43 (a)	280,900	286,167
3.5% 8/1/43 (a)	175,000	178,281
3.5% 8/1/43 (a)	175,000	178,281
4% 12/15/24 to 5/15/42 (b)	1,048,066	1,099,229
4% 8/1/43 (a)	94,900	99,119
4% 8/1/43 (a)	54,550	56,975
4% 8/1/43 (a)	35,000	36,556
4% 8/1/43 (a)	32,100	33,527
4% 8/1/43 (a)	28,100	29,349
4% 8/1/43 (a)	1,800	1,880
4% 8/1/43 (a)	42,200	44,076
4% 8/1/43 (a)	68,300	71,336
4% 8/1/43 (a)	68,300	71,336
4% 8/1/43 (a)	23,400	24,440
4% 8/1/43 (a)	15,600	16,293
4% 8/1/43 (a)	68,400	71,441
4% 8/1/43 (a)	100,000	104,445
4.3% 8/20/61 (f)	10,715	11,597
4.497% 1/20/62 (f)	8,443	9,242
4.5% 3/15/25 to 3/15/42	1,580,930	1,690,425
4.5% 8/1/43 (a)	20,300	21,550
4.564% 11/20/61 (f)	9,866	10,802
4.616% 1/20/62 (f)	8,666	9,464
4.649% 2/20/62 (f)	7,020	7,722
4.682% 2/20/62 (f)	9,406	10,353
4.875% 9/15/39 to 12/15/39	17,503	18,855
5% 8/15/18 to 9/15/41	915,320	995,553
5% 11/15/38	967	1,045
5% 12/15/38	15	17
5% 4/15/39	17	19
5% 10/15/40	332	359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.35% 4/20/29 to 12/20/30	$ 22,466	$ 24,758
5.391% 11/20/59 (f)	66,341	72,381
5.5% 12/20/18 to 3/20/40	240,690	265,049
6% 8/15/17 to 5/15/39	326,119	365,282
6.45% 10/15/31 to 11/15/32	1,000	1,134
6.5% 5/15/23 to 1/15/39	45,537	52,198
7% 12/20/16 to 9/20/34	38,929	44,797
7.25% 9/15/27	54	62
7.395% 6/20/25 to 11/20/27	999	1,154
7.5% 5/15/17 to 9/20/32	16,164	18,762
8% 8/15/18 to 9/15/31	4,276	5,001
8.5% 5/15/16 to 2/15/31	800	880
9% 5/15/14 to 5/15/30	542	618
9.5% 12/20/15 to 4/20/17	100	106
10.5% 1/15/14 to 10/15/18	99	107
13% 9/15/13 to 1/15/15	2	2
13.5% 1/15/15	1	1
		8,472,766
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,717,112)		8,707,309
Collateralized Mortgage Obligations - 16.0%

U.S. Government Agency - 16.0%
Fannie Mae:
floater Series 2008-76 Class EF, 0.69% 9/25/23 (c)	3,328	3,344
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	4,865	5,578
sequential payer Series 2010-50 Class FA, 0.54% 1/25/24 (c)	1,388	1,393
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	198	5
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	773	138
Series 339 Class 5, 5.5% 8/1/33 (d)	1,074	144
Series 343 Class 16, 5.5% 5/1/34 (d)	858	122
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.541% 5/15/36 (c)	9,479	9,490
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,451	1,714
Series 40 Class K, 6.5% 8/17/24	542	614
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	$ 2,949	$ 3,475
Series 2601 Class TI, 5.5% 10/15/22 (d)	680	16
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	15,588	17,332
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5415% 5/20/31 (c)	285	286
Series 2002-41 Class HF, 0.5919% 6/16/32 (c)	298	300
Series 2007-37 Class TS, 6.4981% 6/16/37 (c)(d)(e)	4,148	774
Series 2008-51 Class FE, 0.9419% 6/16/38 (c)	932	945
Series 2008-57 Class AF, 0.7715% 7/20/38 (c)	3,583	3,626
Series 2010-130 Class KF, 0.8419% 10/16/40 (c)	6,836	6,938
Series 2010-H03 Class FA, 0.7444% 3/20/60 (c)(f)	35,425	35,290
Series 2010-H17 Class FA, 0.5244% 7/20/60 (c)(f)	20,493	20,226
Series 2010-H18 Class AF, 0.494% 9/20/60 (c)(f)	21,889	21,614
Series 2010-H19 Class FG, 0.494% 8/20/60 (c)(f)	28,931	28,576
Series 2010-H27 Series FA, 0.574% 12/20/60 (c)(f)	7,488	7,420
Series 2011-H05 Class FA, 0.694% 12/20/60 (c)(f)	14,068	14,025
Series 2011-H07 Class FA, 0.694% 2/20/61 (c)(f)	5,414	5,398
Series 2011-H12 Class FA, 0.684% 2/20/61 (c)(f)	31,246	31,137
Series 2011-H13 Class FA, 0.694% 4/20/61 (c)(f)	12,560	12,522
Series 2011-H14:
Class FB, 0.694% 5/20/61 (c)(f)	14,221	14,173
Class FC, 0.694% 5/20/61 (c)(f)	13,779	13,735
Series 2011-H17 Class FA, 0.724% 6/20/61 (c)(f)	18,950	18,895
Series 2011-H21 Class FA, 0.794% 10/20/61 (c)(f)	21,101	21,128
Series 2012-H01 Class FA, 0.894% 11/20/61 (c)(f)	17,809	17,914
Series 2012-H03 Class FA, 0.894% 1/20/62 (c)(f)	11,059	11,125
Series 2012-H06 Class FA, 0.824% 1/20/62 (c)(f)	17,651	17,698
Series 2012-H07 Class FA, 0.824% 3/20/62 (c)(f)	10,259	10,285
Series 2012-H26, Class CA, 0.724% 7/20/60 (c)(f)	47,191	47,391
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	$ 5,496	$ 6,134
Series 2002-50 Class PE, 6% 7/20/32	6,651	7,447
Series 2003-54 Class UE, 5% 6/20/33	31,040	34,121
Series 2003-70 Class LE, 5% 7/20/32	20,273	21,167
Series 2004-19 Class DP, 5.5% 3/20/34	1,668	1,767
Series 2004-64 Class KE, 5.5% 12/20/33	10,414	11,029
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,118
Series 2005-54 Class BM, 5% 7/20/35	8,887	8,987
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,404
Series 2006-50 Class JC, 5% 6/20/36	9,132	10,023
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	23,189
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,072
Series 2010-117 Class E, 3% 10/20/39	10,076	9,682
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	7,212	1,410
Series 2011-52 Class PA, 4.25% 2/16/41	51,807	55,517
sequential payer:
Series 1998-23 Class ZB, 6.5% 6/20/28	2,686	3,097
Series 2001-33 Class SD, 7.8585% 7/20/31 (c)(d)(e)	602	141
Series 2001-40 Class Z, 6% 8/20/31	2,585	2,860
Series 2001-49 Class Z, 7% 10/16/31	1,301	1,504
Series 2002-18 Class ZB, 6% 3/20/32	2,540	2,834
Series 2002-24 Class SK, 7.7581% 4/16/32 (c)(d)(e)	1,500	358
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	154	169
Class Z, 6.5% 5/16/32	3,520	4,049
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,288	2,642
Series 2002-42 Class ZA, 6% 6/20/32	1,673	1,870
Series 2002-43 Class Z, 6.5% 6/20/32	4,299	4,959
Series 2002-45 Class Z, 6% 6/20/32	941	1,056
Series 2002-49 Class ZA, 6.5% 7/20/32	14,692	16,969
Series 2003-75 Class ZA, 5.5% 9/20/33	6,206	6,859
Series 2004-24 Class ZM, 5% 4/20/34	9,075	10,204
Series 2004-46 Class BZ, 6% 6/20/34	7,600	8,471
Series 2004-65 Class VE, 5.5% 7/20/15	1,347	1,406
Series 2004-86 Class G, 6% 10/20/34	6,273	7,380
Series 2005-28 Class AJ, 5.5% 4/20/35	19,841	21,478
Series 2005-47 Class ZY, 6% 6/20/35	6,489	7,885
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-6 Class EX, 5.5% 11/20/34	$ 1,001	$ 1,162
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,884
Series 2008-17 Class BN, 5% 2/20/38	16,643	17,958
Series 2009-61 Class AZ, 5.5% 8/20/39	77,446	82,978
Series 2010-45 Class TB, 5% 4/16/40	107,314	117,186
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,740
Series 1998-2 Class SA, 8.3081% 1/16/28 (c)(d)	818	184
Series 1999-34 Class SC, 8.4081% 9/16/19 (c)(d)(e)	727	78
Series 1999-40 Class SE, 8.7581% 11/16/29 (c)(d)(e)	1,352	156
Series 1999-43:
Class SJ, 7.8081% 11/16/29 (c)(d)(e)	4,577	670
Class UN, 7.8081% 11/16/29 (c)(d)	2,441	304
Series 1999-45 Class SC, 8.4081% 12/16/29 (c)(d)	3,119	315
Series 1999-46 Class SJ, 8.3581% 12/16/29 (c)(d)	1,551	287
Series 2000-35 Class SA, 7.7581% 12/16/26 (c)(d)(e)	3,111	671
Series 2000-36 Class S, 7.7581% 11/16/30 (c)(d)	2,429	510
Series 2000-8:
Class SA, 8.2581% 1/16/30 (c)(d)(e)	843	94
Class SB, 8.2581% 1/16/30 (c)(d)	2,845	514
Series 2001-3 Class S, 7.9081% 2/16/31 (c)(d)	313	66
Series 2001-36:
Class SB, 7.9081% 12/16/23 (c)(d)(e)	1,402	270
Class SP, 8.5581% 9/16/26 (c)(d)	1,051	196
Series 2001-38 Class SB, 7.3881% 8/16/31 (c)(d)(e)	753	157
Series 2001-41 Class SG, 8.5581% 9/16/31 (c)(d)	417	73
Series 2001-46 Class SB, 7.9581% 5/16/23 (c)(d)	751	100
Series 2001-49:
Class SC, 7.4081% 12/16/25 (c)(d)(e)	1,822	326
Class SL, 7.4081% 5/16/30 (c)(d)(e)	1,994	393
Class SV, 8.0581% 12/16/28 (c)(d)(e)	1,872	217
Series 2001-50:
Class SD, 8.0085% 11/20/31 (c)(d)(e)	1,290	294
Class ST, 7.5081% 8/16/27 (c)(d)(e)	347	72
Class SV, 9.1081% 9/16/27 (c)(d)	2,911	526
Series 2001-65 Class SV, 7.9085% 2/20/29 (c)(d)(e)	3,010	688
Series 2002-21 Class SV, 7.9081% 3/16/32 (c)(d)(e)	3,960	853
Series 2002-5 Class SP, 7.2581% 1/16/32 (c)(d)(e)	806	157
Series 2003-23 Class S, 6.3581% 12/16/29 (c)(d)(e)	3,760	635
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2003-42 Class SH, 6.3585% 5/20/33 (c)(d)(e)	$ 1,527	$ 278
Series 2003-92 Class SN, 6.2381% 10/16/33 (c)(d)(e)	9,402	1,471
Series 2004-32 Class GS, 6.3081% 5/16/34 (c)(d)(e)	1,084	207
Series 2004-59 Class SC, 7.0081% 8/16/34 (c)(d)	6,468	1,279
Series 2004-73 Class AL, 7.0081% 8/17/34 (c)(d)(e)	2,167	349
Series 2005-13 Class SA, 6.6085% 2/20/35 (c)(d)(e)	15,520	2,404
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,194
Series 2005-82 Class NS, 6.1085% 7/20/34 (c)(d)	15,919	2,256
Series 2006-13 Class DS, 10.8127% 3/20/36 (c)(e)	15,571	17,586
Series 2007-35 Class SC, 39.0484% 6/16/37 (c)(e)	4,784	8,890
Series 2008-15 Class CI, 6.2985% 2/20/38 (c)(d)	8,303	1,082
Series 2008-60 Class SH, 5.9581% 7/16/38 (c)(d)(e)	5,408	855
Series 2008-88 Class BZ, 5.5% 5/20/33	46,064	50,900
Series 2009-13 Class E, 4.5% 3/16/39	11,935	12,688
Series 2009-42 Class AY, 5% 6/16/37	7,985	8,682
Series 2009-76 Class SB, 5.9081% 9/16/39 (c)(d)(e)	33,917	5,054
Series 2010-167 Class KW, 5% 9/20/36	22,004	22,878
Series 2010-H10 Class FA, 0.5244% 5/20/60 (c)(f)	13,185	13,014
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	14,142	15,321
Series 2010-H23 Class PT, 5.4259% 10/20/60 (c)(f)	73,082	81,755
Series 2011-13 Class S, 5.7581% 1/16/41 (c)(d)	29,668	4,722
Series 2011-52 Class HI, 7% 4/16/41 (d)	1,556	411
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	19,814	3,090
Class KB, 3.408% 5/20/41 (c)	6,699	7,475
Series 2012-76 Class GS, 6.5081% 6/16/42 (c)(d)(e)	6,783	1,104
Series 2013-116:
Class PT, 3.5% 12/31/49 (a)	44,333	44,777
Class SA, 5.9073% 9/15/39 (a)(c)(d)(e)	88,667	14,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,282,351)		1,302,500
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 1998-M3 Class IB, 0.7% 1/17/38 (c)(d)	$ 1,135	$ 16
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	14,398	109
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	7,803	150
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.5879% 9/16/42 (c)(d)	24,534	360
Series 2002-62 Class IO, 1.2186% 8/16/42 (c)(d)	10,902	246
Series 2002-85 Class X, 0.8102% 3/16/42 (c)(d)	6,643	173
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,962)		1,054
Cash Equivalents - 8.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Government Obligations) # (Cost $708,856)	$ 708,857	708,856
TOTAL INVESTMENT PORTFOLIO - 132.2% (Cost $10,780,896)		10,779,415
NET OTHER ASSETS (LIABILITIES) - (32.2)%		(2,625,020)
NET ASSETS - 100%		$ 8,154,395
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 8/1/43	$ (68,300)	$ (70,984)
4% 8/1/43	(23,400)	(24,320)
4.5% 8/1/43	(100,000)	(105,981)
TOTAL FANNIE MAE		(201,285)
Ginnie Mae
3% 8/1/43	(2,200)	(2,156)
3% 8/1/43	(3,000)	(2,940)
3.5% 8/1/43	(2,600)	(2,649)
3.5% 8/1/43	(3,500)	(3,565)
3.5% 8/1/43	(4,000)	(4,075)
4% 8/1/43	(54,550)	(56,975)
4% 8/1/43	(2,000)	(2,089)
4% 8/1/43	(17,000)	(17,756)
4% 8/1/43	(2,600)	(2,721)
4% 8/1/43	(100,000)	(104,656)
4% 9/1/43	(32,100)	(33,448)
4% 9/1/43	(28,100)	(29,280)
4.5% 8/1/43	(2,900)	(3,079)
4.5% 8/1/43	(12,000)	(12,739)
4.5% 8/1/43	(3,800)	(4,054)
4.5% 8/1/43	(100,000)	(106,688)
4.5% 8/1/43	(100,000)	(106,688)
4.5% 8/1/43	(100,000)	(106,688)
5% 8/1/43	(2,100)	(2,266)
5% 8/1/43	(5,600)	(6,043)
TOTAL GINNIE MAE		(610,555)
TOTAL TBA SALE COMMITMENTS (Proceeds $810,504)		$ (811,840)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)

CME	Jun. 2015	$ 70,310	3-month LIBOR	0.47%	$ (44)	$ 0	$ (44)
CME	Jun. 2018	103,263	3-month LIBOR	1.31%	838	0	838
CME	Jul. 2023	124,099	3-month LIBOR	2.4%	4,041	0	4,041
CME	Jun. 2043	1,727	3-month LIBOR	3.25%	120	0	120
TOTAL INTEREST RATE SWAPS					$ 4,955	$ 0	$ 4,955

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $8,522,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$708,856,000 due 8/01/13 at 0.07%
BNP Paribas Securities Corp.	$ 176
Commerz Markets LLC	391,071
Credit Suisse Securities (USA) LLC	70,580
Deutsche Bank Securities, Inc.	70,580
Mizuho Securities USA, Inc.	176,449
$ 708,856
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 4,999	$ (44)
Total Value of Derivatives	$ 4,999	$ (44)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $708,856) - See accompanying schedule: Unaffiliated issuers (cost $10,780,896)		$ 10,779,415
Cash		1,826
Receivable for investments sold Regular delivery		262,131
Delayed delivery		4,709
Receivable for TBA sale commitments		810,504
Receivable for fund shares sold		2,466
Interest receivable		29,987
Other receivables		1,310
Total assets		11,892,348

Liabilities
Payable for investments purchased Regular delivery	$ 35,504
Delayed delivery	2,867,205
TBA sale commitments, at value	811,840
Payable for fund shares redeemed	17,921
Distributions payable	942
Accrued management fee	2,182
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	952
Other payables and accrued expenses	1,307
Total liabilities		3,737,953

Net Assets		$ 8,154,395
Net Assets consist of:
Paid in capital		$ 8,254,230
Distributions in excess of net investment income		(23,382)
Accumulated undistributed net realized gain (loss) on investments		(78,591)
Net unrealized appreciation (depreciation) on investments		2,138
Net Assets, for 721,406 shares outstanding		$ 8,154,395
Net Asset Value, offering price and redemption price per share ($8,154,395 ÷ 721,406 shares)		$ 11.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2013

Investment Income
Interest		$ 241,610

Expenses
Management fee	$ 32,360
Transfer agent fees	10,299
Fund wide operations fee	3,647
Independent trustees' compensation	40
Miscellaneous	29
Total expenses before reductions	46,375
Expense reductions	(35)	46,340
Net investment income (loss)		195,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,579)
Swaps	(1,032)
Total net realized gain (loss)		(42,611)
Change in net unrealized appreciation (depreciation) on: Investment securities	(405,258)
Swaps	7,929
Delayed delivery commitments	(1,492)
Total change in net unrealized appreciation (depreciation)		(398,821)
Net gain (loss)		(441,432)
Net increase (decrease) in net assets resulting from operations		$ (246,162)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 195,270	$ 263,049
Net realized gain (loss)	(42,611)	186,563
Change in net unrealized appreciation (depreciation)	(398,821)	84,676
Net increase (decrease) in net assets resulting from operations	(246,162)	534,288
Distributions to shareholders from net investment income	(191,777)	(263,677)
Distributions to shareholders from net realized gain	(152,546)	(107,415)
Total distributions	(344,323)	(371,092)
Share transactions Proceeds from sales of shares	2,405,879	4,746,704
Reinvestment of distributions	312,800	336,665
Cost of shares redeemed	(4,723,232)	(2,522,253)
Net increase (decrease) in net assets resulting from share transactions	(2,004,553)	2,561,116
Total increase (decrease) in net assets	(2,595,038)	2,724,312

Net Assets
Beginning of period	10,749,433	8,025,121
End of period (including distributions in excess of net investment income of $23,382 and distributions in excess of net investment income of $26,714, respectively)	$ 8,154,395	$ 10,749,433
Other Information Shares
Sold	204,291	399,649
Issued in reinvestment of distributions	26,563	28,338
Redeemed	(406,461)	(212,320)
Net increase (decrease)	(175,607)	215,667

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 11.78	$ 11.91	$ 11.37	$ 10.86
Income from Investment Operations
Net investment income (loss) B	.222	.326	.376	.337	.497
Net realized and unrealized gain (loss)	(.520)	.348	.196	.660	.533
Total from investment operations	(.298)	.674	.572	.997	1.030
Distributions from net investment income	(.216)	(.330)	(.378)	(.342)	(.520)
Distributions from net realized gain	(.166)	(.144)	(.324)	(.115)	-
Total distributions	(.382)	(.474)	(.702)	(.457)	(.520)
Net asset value, end of period	$ 11.30	$ 11.98	$ 11.78	$ 11.91	$ 11.37
Total Return A	(2.57)%	5.83%	5.04%	8.97%	9.69%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.90%	2.75%	3.24%	2.92%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 8,154	$ 10,749	$ 8,025	$ 8,252	$ 6,582
Portfolio turnover rate	363%	263%	367%	540%	464%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 138,262
Gross unrealized depreciation	(158,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ (19,793)
Tax Cost	$ 10,799,208

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund intends to elect to defer to its fiscal year ending July 31, 2014 approximately $120,363 of capital losses recognized during the period November 1, 2012 to July 31, 2013.

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 46,810
Net unrealized appreciation (depreciation)	$ (21,129)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 293,802	$ 325,983
Long-term Capital Gains	50,521	45,109
Total	$ 344,323	$ 371,092

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

Annual Report

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Purchased Options	$ 3,910	$ -
Swaps	(1,032)	7,929
Totals (a)	$ 2,878	$ 7,929

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Annual Report

3. Derivative Instruments - continued

Options - continued

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $31.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity GNMA Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity GNMA Fund (a fund of Fidelity Income Fund) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity GNMA Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds and Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity GNMA Fund voted to pay on September 9, 2013, to shareholders of record at the opening of business on September 6, 2013, a distribution of $0.072 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2013, $56,745,341, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $93,940,553 of distributions paid during the period January 1, 2013 to July 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOG-UANN-0913
1.930525.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Class A and Class T

Annual Report

July 31, 2013

(Fidelity Cover Art)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge) A	-0.99%	0.06%	-0.30%
Class T (incl. 1.50% sales charge) B	-1.03%	0.02%	-0.32%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra- Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

B Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra- Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Ultra-Short Bond Fund - Class A on July 31, 2003, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 6 Month Swap Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-spring sell-off pushed U.S. taxable investment-grade bonds into the red for the 12 months ending July 31, 2013, amid the prospect of higher interest rates. The Barclays® U.S. Aggregate Bond Index returned -1.91% for the period, with most of the damage in May and June, in response to signals from the Federal Reserve that it could begin to taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also influenced the market, with comparatively strong data in May and June tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -2.72% and -1.98%, respectively, while government-agency securities returned -1.18%. Corporate bonds delivered sluggish performance (-1%), hurt by rising interest rates and investors' aversion to riskier assets at period end. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage- backed securities fared best, rising 2.54%.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares rose 0.52% and 0.48%, respectively (excluding sales charges), outpacing the 0.27% return of the Barclays® 6 Month Swap Index. During the period, I continued to emphasize corporate credit, while deemphasizing U.S. government securities. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance. Within securitized sectors, asset-backed securities derived from car loans provided a further boost to results, as did a small position in commercial mortgage-backed securities. Among the fund's government-related holdings, collateralized mortgage obligations (CMOs) structured from government-backed mortgages helped the fund's return. On the downside, the fund's yield-curve positioning modestly detracted. In order to access certain securities, I held some with maturities that were longer than that of the benchmark. However, with short-term yield spreads slightly widening during the period, these bonds underperformed. As the period progressed, I notably reduced the fund's allocations to CMOs and government-agency bonds because I felt their valuations had become less attractive.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares rose 0.65%, outpacing the 0.27% gain of the Barclays® 6 Month Swap Index. During the period, I continued to emphasize corporate credit, while deemphasizing U.S. government securities. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance. Within securitized sectors, asset-backed securities derived from car loans provided a further boost to results, as did a small position in commercial mortgage-backed securities. Among the fund's government-related holdings, collateralized mortgage obligations (CMOs) structured from government-backed mortgages helped the fund's return. On the downside, the fund's yield-curve positioning modestly detracted. In order to access certain securities, I held some with maturities that were longer than that of the benchmark. However, with short-term yield spreads slightly widening during the period, these bonds underperformed. As the period progressed, I notably reduced the fund's allocations to CMOs and government-agency bonds because I felt their valuations had become less attractive.

Annual Report

Note to shareholders: The fund was closed to new accounts on August 2, 2013, in anticipation of a possible merger or liquidation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,000.40	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,000.30	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,001.40	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,001.00	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
U.S. Government and U.S. Government Agency Obligations 10.9%	U.S. Government and U.S. Government Agency Obligations 15.8%
AAA 23.6%	AAA 22.9%
AA 13.5%	AA 14.8%
A 29.9%	A 25.8%
BBB 15.1%	BBB 18.0%
BB and Below † 0.0%	BB and Below † 0.0%
Not Rated † 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2013
6 months ago
Years	1.4	1.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2013
6 months ago
Years	0.4	0.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%

Annual Report

Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Corporate Bonds 57.5%		Corporate Bonds 57.4%
	U.S. Government and U.S. Government Agency Obligations 10.9%		U.S. Government and U.S. Government Agency Obligations 15.8%
	Asset-Backed Securities 22.0%		Asset-Backed Securities 20.6%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 2.7%
	Municipal Bonds 0.8%		Municipal Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	18.0%	** Foreign investments	17.7%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.9%
Daimler Finance North America LLC:
0.8699% 1/9/15 (c)(d)	$ 2,000,000	$ 2,006,580
1.0486% 4/10/14 (c)(d)	1,250,000	1,254,426
Volkswagen International Finance NV:
0.8741% 11/20/14 (c)(d)	2,000,000	2,006,980
0.884% 4/1/14 (c)(d)	2,500,000	2,503,453
		7,771,439
Media - 0.8%
NBCUniversal Enterprise, Inc. 0.8051% 4/15/16 (c)(d)	3,000,000	3,007,035
NBCUniversal Media LLC 3.65% 4/30/15	354,000	371,654
		3,378,689
TOTAL CONSUMER DISCRETIONARY		11,150,128
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
PepsiCo, Inc. 0.4828% 2/26/16 (d)	2,500,000	2,501,283
Food & Staples Retailing - 0.7%
Walgreen Co. 0.7723% 3/13/14 (d)	3,000,000	3,004,596
Food Products - 0.9%
General Mills, Inc.:
0.5638% 1/29/16 (d)	609,000	608,700
0.6241% 5/16/14 (d)	2,475,000	2,479,522
Kellogg Co. 0.5051% 2/13/15 (d)	522,000	522,241
		3,610,463
TOTAL CONSUMER STAPLES		9,116,342
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.2047% 6/2/14 (d)	1,226,000	1,231,837
Oil, Gas & Consumable Fuels - 1.4%
Petrobras Global Finance BV 1.8941% 5/20/16 (d)	1,000,000	985,000
Total Capital Canada Ltd. 0.6481% 1/15/16 (d)	3,000,000	3,019,911
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (d)	1,916,000	1,924,804
		5,929,715
TOTAL ENERGY		7,161,552
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 40.5%
Capital Markets - 8.0%
Goldman Sachs Group, Inc.:
0.7226% 3/22/16 (d)	$ 5,000,000	$ 4,943,200
0.8756% 9/29/14 (d)	1,000,000	1,000,600
HSBC Bank PLC 1.0676% 1/17/14 (c)(d)	3,000,000	3,011,418
JPMorgan Chase & Co.:
0.8928% 2/26/16 (d)	2,000,000	2,001,040
0.9281% 10/15/15 (d)	8,951,000	8,973,374
Merrill Lynch & Co., Inc. 0.7281% 1/15/15 (d)	3,500,000	3,491,551
Morgan Stanley:
1.2233% 12/19/14 (d)	2,500,000	2,501,950
1.5228% 2/25/16 (d)	2,500,000	2,513,835
The Bank of New York Mellon Corp.:
0.4947% 10/23/15 (d)	1,000,000	1,001,643
0.5338% 7/28/14 (d)	2,000,000	2,004,236
UBS AG Stamford Branch 1.2638% 1/28/14 (d)	1,722,000	1,730,083
		33,172,930
Commercial Banks - 18.1%
ABN AMRO Bank NV 2.035% 1/30/14 (c)(d)	2,000,000	2,014,100
ANZ Banking Group Ltd. 0.465% 5/7/15 (c)(d)	1,000,000	999,652
Bank of Montreal 0.7452% 9/11/15 (d)	2,400,000	2,409,336
Bank of Nova Scotia 1.3091% 1/12/15 (d)	1,000,000	1,011,309
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7228% 2/26/16 (c)(d)	2,000,000	2,003,058
Barclays Bank PLC 1.3081% 1/13/14 (d)	3,500,000	3,514,837
BB&T Corp. 0.9638% 4/28/14 (d)	2,000,000	2,004,406
BNP Paribas 1.1686% 1/10/14 (d)	1,000,000	1,002,641
Capital One NA 0.7226% 3/22/16 (d)	1,000,000	997,160
Commonwealth Bank of Australia:
1.0033% 3/17/14 (c)(d)	2,500,000	2,510,573
1.0728% 9/18/15 (c)(d)	1,000,000	1,008,994
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7528% 3/18/16 (d)	3,030,000	3,041,859
Credit Suisse New York Branch:
1.2281% 1/14/14 (d)	2,500,000	2,509,653
2.2% 1/14/14	1,000,000	1,007,745
Danske Bank A/S 1.3181% 4/14/14 (c)(d)	500,000	502,188
Fifth Third Bank 0.6828% 2/26/16 (d)	2,000,000	1,995,479
KeyBank NA 5.8% 7/1/14	2,000,000	2,090,844
National Australia Bank Ltd. 0.5662% 1/22/15 (c)(d)	1,500,000	1,502,519
Nordea Bank AB 0.7351% 5/13/16 (c)(d)	1,500,000	1,501,653
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Bank NA 0.5738% 1/28/16 (d)	$ 2,000,000	$ 1,996,228
PNC Funding Corp. 0.466% 1/31/14 (d)	2,000,000	2,000,086
Rabobank (Netherlands) NV 0.6181% 4/14/14 (d)	3,250,000	3,257,920
Royal Bank of Canada:
0.4738% 4/29/15 (d)	2,000,000	1,998,966
0.6443% 3/8/16 (d)	2,500,000	2,503,248
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,020,703
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,123,797
Sumitomo Mitsui Banking Corp. 1.2162% 7/22/14 (c)(d)	3,801,000	3,827,542
SunTrust Banks, Inc. 0.574% 4/1/15 (d)	2,509,000	2,484,432
Svenska Handelsbanken AB 0.7218% 3/21/16 (d)	2,000,000	2,005,246
The Toronto Dominion Bank:
0.4531% 5/1/15 (d)	500,000	500,087
0.5681% 7/14/14 (d)	2,000,000	2,005,616
U.S. Bank NA 0.5481% 10/14/14 (d)	1,510,000	1,512,875
Union Bank NA 1.224% 6/6/14 (d)	2,480,000	2,493,474
Wachovia Bank NA 0.6531% 11/3/14 (d)	3,500,000	3,505,205
Wells Fargo Bank NA:
0.4841% 5/16/16 (d)	4,000,000	3,951,980
0.5364% 7/20/15 (d)	2,000,000	1,999,634
Westpac Banking Corp.:
1.0056% 3/31/14 (c)(d)	1,000,000	1,004,426
1.0328% 9/25/15 (d)	2,000,000	2,019,836
		74,839,307
Consumer Finance - 7.9%
American Express Credit Corp.:
0.7251% 11/13/15 (d)	3,995,000	3,995,943
1.3742% 6/12/15 (d)	1,000,000	1,014,384
American Honda Finance Corp.:
0.6478% 5/26/16 (c)(d)	2,000,000	1,999,172
0.7251% 5/8/14 (c)(d)	2,000,000	2,005,182
Capital One Financial Corp.:
0.9131% 11/6/15 (d)	1,500,000	1,501,674
1.4181% 7/15/14 (d)	5,040,000	5,073,496
Caterpillar Financial Services Corp.:
0.5128% 2/26/16 (d)	1,063,000	1,063,017
0.6251% 2/9/15 (d)	2,000,000	2,008,142
Ford Motor Credit Co. LLC 1.5251% 5/9/16 (d)	1,000,000	1,002,163
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
0.8709% 1/8/16 (d)	$ 2,000,000	$ 2,005,918
0.9191% 7/12/16 (d)	1,000,000	1,001,167
1.1209% 1/7/14 (d)	5,000,000	5,018,230
HSBC Finance Corp. 0.5181% 1/15/14 (d)	800,000	799,841
John Deere Capital Corp. 0.3391% 1/12/15 (d)	2,000,000	1,999,170
Toyota Motor Credit Corp. 0.4436% 11/21/14 (d)	2,000,000	2,001,330
		32,488,829
Diversified Financial Services - 4.4%
Bank of America Corp. 1.8191% 7/11/14 (d)	2,500,000	2,527,360
BP Capital Markets PLC 0.8752% 3/11/14 (d)	2,000,000	2,006,396
Citigroup, Inc.:
0.5531% 11/5/14 (d)	2,500,000	2,493,475
1.064% 4/1/16 (d)	3,000,000	3,007,134
1.7181% 1/13/14 (d)	3,341,000	3,357,020
MetLife Institutional Funding II 0.6409% 1/6/15 (c)(d)	5,000,000	5,016,675
		18,408,060
Insurance - 1.8%
American International Group, Inc. 3% 3/20/15	3,000,000	3,095,469
Monumental Global Funding III 0.4681% 1/15/14 (c)(d)	2,000,000	2,001,296
Principal Life Global Funding II:
0.6428% 5/27/16 (c)(d)	1,000,000	1,001,118
0.8949% 7/9/14 (c)(d)	1,500,000	1,506,219
		7,604,102
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,046,234
TOTAL FINANCIALS		167,559,462
HEALTH CARE - 2.1%
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. 0.3978% 8/28/14 (d)	3,000,000	3,000,216
Pharmaceuticals - 1.4%
AbbVie, Inc.:
1.0331% 11/6/15 (c)(d)	3,000,000	3,027,507
1.2% 11/6/15 (c)	500,000	501,855
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance Co. BV 1.1751% 11/8/13 (d)	$ 1,250,000	$ 1,252,676
Teva Pharmaceutical Finance III BV 0.7718% 3/21/14 (d)	1,000,000	1,002,124
		5,784,162
TOTAL HEALTH CARE		8,784,378
INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
Eaton Corp. 0.6033% 6/16/14 (d)	945,000	946,933
INFORMATION TECHNOLOGY - 0.5%
Office Electronics - 0.5%
Xerox Corp. 1.0941% 5/16/14 (d)	2,195,000	2,194,996
MATERIALS - 1.5%
Metals & Mining - 1.5%
Rio Tinto Finance (U.S.A.) PLC:
0.8233% 6/19/15 (d)	3,500,000	3,503,269
1.1133% 6/17/16 (d)	2,500,000	2,500,718
		6,003,987
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T, Inc. 0.6601% 2/12/16 (d)	3,000,000	3,008,646
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,048,608
British Telecommunications PLC:
1.3973% 12/20/13 (d)	1,445,000	1,450,128
2% 6/22/15	2,000,000	2,038,558
Verizon Communications, Inc. 0.474% 3/6/15 (c)(d)	3,590,000	3,585,516
		12,131,456
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC 0.6591% 2/19/16 (d)	3,000,000	2,998,902
TOTAL TELECOMMUNICATION SERVICES		15,130,358
UTILITIES - 2.4%
Electric Utilities - 1.2%
Appalachian Power Co. 0.6491% 8/16/13 (d)	1,937,000	1,937,169
Cleveland Electric Illuminating Co. 5.65% 12/15/13	348,000	354,294
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp. 3.95% 9/15/14	$ 431,000	$ 446,167
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,032
Northeast Utilities 1.0223% 9/20/13 (d)	810,000	810,666
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,027,669
		5,106,997
Multi-Utilities - 1.2%
Sempra Energy 1.0333% 3/15/14 (d)	4,822,000	4,835,323
TOTAL UTILITIES		9,942,320
TOTAL NONCONVERTIBLE BONDS (Cost $237,442,431)		237,990,456
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,027,692)	4,000,000	4,029,616
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.388% 7/1/35 (d)	628,469	665,194
2.426% 6/1/35 (d)	829,208	878,919
2.429% 12/1/34 (d)	397,265	418,689
2.492% 11/1/34 (d)	418,357	444,853
2.496% 2/1/34 (d)	207,295	215,656
2.512% 6/1/35 (d)	324,130	340,077
2.625% 10/1/35 (d)	823,319	871,640
2.663% 11/1/34 (d)	385,292	407,644
2.752% 7/1/34 (d)	392,282	417,737
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,495,389)		4,660,409
Asset-Backed Securities - 22.0%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	450,000	451,739
Series 2012-2 Class A3, 0.74% 4/15/16	2,000,000	2,002,092
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A2, 0.51% 12/22/14	$ 738,487	$ 738,022
Class A3, 0.57% 8/20/15	2,400,000	2,396,753
Series 2013-SN1 Class A2, 0.52% 5/20/15	2,000,000	1,997,486
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.061% 1/15/16 (d)	3,290,000	3,297,972
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	221,820
Series 2012-2 Class A, 0.691% 3/15/16 (d)	1,000,000	1,002,174
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,007,548
Series 2013-1 Class A1, 0.641% 2/15/18 (d)	2,000,000	1,987,303
AmeriCredit Auto Receivables Trust:
Series 2011-5 Class A2, 1.19% 8/8/15	18,499	18,511
Series 2012-1 Class A2, 0.91% 10/8/15	296,233	296,433
Series 2012-2:
Class A2, 0.76% 10/8/15	1,043,953	1,044,487
Class A3, 1.05% 10/11/16	400,000	400,634
Series 2012-5 Class A2, 0.51% 1/8/16	892,168	891,737
Series 2013-3 Class A2, 0.68% 10/11/16	500,000	499,748
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5925% 9/15/17 (c)(d)	2,260,000	2,259,837
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	238,643	238,677
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3725% 2/15/19 (d)	5,000,000	4,976,536
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	1,483,891	1,483,519
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	624,351	624,503
Class A3, 1.1% 8/22/16 (c)	482,003	483,022
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2905% 4/24/17 (d)	5,000,000	4,989,762
CNH Equipment Trust:
Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	999,124
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	997,375
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.341% 10/17/16 (d)	1,000,000	999,298
Series 2012-A5 Class A5, 0.3925% 1/16/18 (d)	5,000,000	4,991,181
Fannie Mae Series 2004-T5:
Class AB1, 0.6471% 5/28/35 (d)	80,751	75,634
Class AB3, 0.9235% 5/28/35 (d)	32,052	29,223
Ford Credit Auto Lease Trust Series 2012-A:
Class A2, 0.63% 4/15/14	277,741	277,733
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2012-A: - continued
Class A4, 1.03% 4/15/15	$ 800,000	$ 804,003
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	726,209	725,943
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,276
Series 2012-1 Class A, 0.661% 1/15/16 (d)	5,000,000	5,003,960
Series 2012-4 Class A1, 0.74% 9/15/16	1,085,000	1,084,557
Series 2013-3Q Class A2, 0.4925% 6/15/17 (d)	500,000	499,062
Fremont Home Loan Trust Series 2005-A Class M4, 1.21% 1/25/35 (d)	125,000	29,217
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	861,287
Series 2012-4 Class A, 0.491% 6/15/18 (d)	5,000,000	4,996,622
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	301,359	301,584
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,599,745
Home Equity Asset Trust Series 2003-5 Class A2, 0.89% 12/25/33 (d)	10,566	9,387
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,500,000	1,503,163
Series 2013-A Class A2, 0.51% 9/15/15 (c)	3,000,000	2,995,888
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,839,686
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5425% 5/15/18 (c)(d)	580,000	576,767
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	408,253
Series 2012-A Class A2, 0.59% 6/16/14	16,845	16,845
Series 2012-B Class A2, 0.43% 2/17/15	1,296,713	1,296,471
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	1,996,630
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.461% 11/15/16 (c)(d)	2,370,000	2,365,112
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.66% 8/25/35 (d)	20,366	19,559
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.87% 8/25/34 (d)	65,756	64,193
Nissan Auto Lease Trust Series 2013-A Class A2A, 0.45% 9/15/15	3,000,000	2,991,832
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6625% 5/15/17 (d)	2,250,000	2,246,758
Series 2013-A Class A, 0.4925% 2/15/18 (d)	1,000,000	996,925
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.5915% 3/20/11 (b)(c)(d)	$ 965,000	$ 0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.64% 9/25/34 (d)	435,000	132,221
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	633,518	633,144
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.99% 4/25/33 (d)	1,451	1,350
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	26,418	26,436
Series 2012-1 Class A2, 1.25% 4/15/15	424,188	424,589
Series 2012-2 Class A2, 0.91% 5/15/15	154,776	154,822
Series 2012-3 Class A2, 0.83% 4/15/15	308,275	308,357
Series 2013-1 Class A2, 0.48% 2/16/16	680,684	680,168
Series 2013-2 Class A2, 0.47% 3/15/16	1,000,000	998,992
Series 2013-3 Class A2, 0.55% 9/15/16	2,000,000	1,997,935
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.35% 2/27/17 (d)	1,163,401	1,161,623
Series 2012-7 Class A2, 0.47% 9/25/19 (d)	1,000,000	995,765
Series 2013-1 Class A2, 0.44% 9/25/19 (d)	2,000,000	1,984,855
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.05% 9/25/34 (d)	21,802	20,225
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	736,092	736,218
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15	694,700	694,761
Series 2013-A Class A2, 0.43% 5/16/16	2,000,000	1,999,372
TOTAL ASSET-BACKED SECURITIES (Cost $92,628,217)		91,104,441
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (c)(d)	20,421	20,428
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3315% 12/20/54 (c)(d)	571,716	558,281
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (d)	441,021	433,262
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (d)	37,046	36,357
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (d)	679,580	665,979
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (d)	$ 250,662	$ 245,903
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.523% 12/25/34 (d)	170,111	162,848
TOTAL PRIVATE SPONSOR		2,123,058
U.S. Government Agency - 8.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.69% 4/25/33 (d)	1,134,056	1,147,333
Series 2006-33 Class CF, 0.49% 5/25/36 (d)	133,405	133,603
Series 2008-76 Class EF, 0.69% 9/25/23 (d)	35,361	35,535
Series 2010-86 Class FE, 0.64% 8/25/25 (d)	207,128	208,649
floater planned amortization class:
Series 2004-52 Class PF 0.64% 12/25/33 (d)	2,639,821	2,656,888
Series 2005-90 Class FC, 0.44% 10/25/35 (d)	155,206	155,538
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	418,044	445,162
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	153,064	153,963
Series 2009-69 Class EA, 5% 10/25/36	513,472	515,507
Series 2011-16 Class FB, 0.34% 3/25/31 (d)	1,672,487	1,674,509
sequential payer floater:
Series 2005-74 Class DF, 0.54% 7/25/35 (d)	3,748,684	3,758,490
Series 2005-83 Class FP, 0.52% 10/25/35 (d)	5,025,079	5,029,773
Series 2011-23 Class AB, 2.75% 6/25/20	119,242	122,395
Freddie Mac:
floater:
Series 2711 Class FC, 1.091% 2/15/33 (d)	319,964	325,635
Series 3346 Class FA, 0.421% 2/15/19 (d)	2,933,260	2,935,222
Series 3879 Class AF, 0.621% 6/15/41 (d)	482,060	484,222
floater planned amortization class:
Series 2953 Class LF, 0.491% 12/15/34 (d)	1,886,106	1,889,434
Series 3102 Class FD, 0.491% 1/15/36 (d)	429,118	430,499
Series 3117 Class JF, 0.491% 2/15/36 (d)	168,763	169,144
Series 4020 Class EF 0.641% 2/15/42 (d)	3,319,431	3,318,405
Series 4057 Class EF, 0.541% 12/15/41 (d)	2,675,892	2,680,258
floater sequential payer:
Series 2828 Class TF, 0.641% 10/15/30 (d)	728,231	731,838
Series 3046 Class F, 0.561% 3/15/33 (d)	1,642,844	1,639,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	$ 593,330	$ 598,906
Series 3081 Class CP 5.5% 10/15/34	404,205	414,706
Series 3792 Class DF, 0.591% 11/15/40 (d)	699,264	701,675
sequential payer:
Series 2582 Class CG, 4% 11/15/17	105,058	105,448
Series 2924 Class DA, 4.5% 2/15/19	137,071	137,895
Series 3573 Class LC, 1.85% 8/15/14	173,047	173,294
Series 3659 Class EJ 3% 6/15/18	490,818	502,323
Series 3696 Class AE, 1.2% 7/15/15	181,183	181,805
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7919% 11/16/39 (d)	199,294	201,076
Series 2009-116 Class KF, 0.7219% 12/16/39 (d)	175,131	176,358
Series 2009-127 Class FA, 0.7415% 9/20/38 (d)	225,280	226,839
Series 2010-9 Class FA, 0.7119% 1/16/40 (d)	263,015	264,706
Series 2012-149 Class LF, 0.4415% 12/20/42 (d)	353,264	352,363
Series 2013-37 Class F, 0.4615% 3/20/43 (d)	245,897	245,599
floater planned amortization class Series 2004-80 Class FM, 0.4915% 7/20/34 (d)	895,309	896,527
floater sequential payer Series 2010-120 Class FB 0.4915% 9/20/35 (d)	236,014	236,766
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	89,160	90,464
Series 2010-99 Class PT, 3.5% 8/20/33	118,842	121,031
TOTAL U.S. GOVERNMENT AGENCY		36,269,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,477,774)		38,392,059
Commercial Mortgage Securities - 1.3%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.341% 8/15/29 (c)(d)	560,000	560,587
Del Coronado Trust floater Series 2013-HDC Class A, 0.993% 3/15/26 (c)(d)	500,000	498,386
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9948% 12/5/31 (c)(d)	270,000	269,735
Class A2FL, 0.8948% 12/5/31 (c)(d)	350,000	347,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6369% 5/10/40 (d)	$ 5,293	$ 5,290
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (c)(d)	205,268	205,663
Class C, 2.0056% 3/6/20 (c)(d)	300,000	300,793
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0448% 11/8/29 (c)(d)	560,000	555,132
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	17,129	17,211
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	145,444	146,434
Series 2012-GC6 Class A1, 1.282% 1/10/45	71,780	71,959
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,348
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	49,676	50,011
Series 2012-C6 Class A1, 1.0305% 5/15/45	225,266	224,640
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.991% 4/15/28 (c)(d)	530,000	526,743
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	112,405	112,907
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (d)	122,271	125,293
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.391% 7/15/19 (c)(d)	247,826	173,478
Series 2007-XLFA:
Class A2, 0.293% 10/15/20 (c)(d)	209,560	208,065
Class B, 0.323% 10/15/20 (c)(d)	440,000	436,056
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	5,450	5,446
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.3125% 9/15/21 (c)(d)	213,697	213,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,648,842)		5,265,549
Municipal Securities - 0.8%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	$ 1,940,000	$ 1,963,707
4.421% 1/1/15	1,375,000	1,430,440
TOTAL MUNICIPAL SECURITIES (Cost $3,397,460)		3,394,147
Certificates of Deposit - 0.3%

Bank of Nova Scotia yankee 0.7751% 2/10/14 (d) (Cost $1,000,000)	1,000,000	1,002,757
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $996,770)	1,000,000	998,256
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $27,475,112)	27,475,112	27,475,112
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $415,589,687)		414,312,802
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(486,935)
NET ASSETS - 100%		$ 413,825,867
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,309,629 or 17.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,674
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 237,990,456	$ -	$ 237,990,456	$ -
U.S. Government and Government Agency Obligations	4,029,616	-	4,029,616	-
U.S. Government Agency - Mortgage Securities	4,660,409	-	4,660,409	-
Asset-Backed Securities	91,104,441	-	91,028,807	75,634
Collateralized Mortgage Obligations	38,392,059	-	38,392,059	-
Commercial Mortgage Securities	5,265,549	-	5,092,071	173,478
Municipal Securities	3,394,147	-	3,394,147	-
Certificates of Deposit	1,002,757	-	1,002,757	-
Commercial Paper	998,256	-	998,256	-
Money Market Funds	27,475,112	27,475,112	-	-
Total Investments in Securities:	$ 414,312,802	$ 27,475,112	$ 386,588,578	$ 249,112
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.0%
United Kingdom	6.1%
Canada	3.7%
Netherlands	2.6%
Australia	2.1%
Japan	1.4%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $388,114,575)	$ 386,837,690
Fidelity Central Funds (cost $27,475,112)	27,475,112
Total Investments (cost $415,589,687)		$ 414,312,802
Receivable for investments sold		131,435
Receivable for fund shares sold		916,534
Interest receivable		440,541
Distributions receivable from Fidelity Central Funds		1,586
Receivable from investment adviser for expense reductions		81
Other receivables		1
Total assets		415,802,980

Liabilities
Payable to custodian bank	$ 1,772
Payable for investments purchased	1,672,395
Payable for fund shares redeemed	145,671
Distributions payable	2,582
Accrued management fee	104,999
Distribution and service plan fees payable	2,664
Other affiliated payables	47,030
Total liabilities		1,977,113

Net Assets		$ 413,825,867
Net Assets consist of:
Paid in capital		$ 541,515,615
Undistributed net investment income		257,392
Accumulated undistributed net realized gain (loss) on investments		(126,670,255)
Net unrealized appreciation (depreciation) on investments		(1,276,885)
Net Assets		$ 413,825,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,619,695 ÷ 2,260,431 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Class T: Net Asset Value and redemption price per share ($3,541,929 ÷ 429,982 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($384,116,259 ÷ 46,624,051 shares)	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,547,984 ÷ 916,238 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Interest		$ 3,011,429
Income from Fidelity Central Funds		12,674
Total income		3,024,103

Expenses
Management fee	$ 1,107,863
Transfer agent fees	370,418
Distribution and service plan fees	27,623
Fund wide operations fee	125,313
Independent trustees' compensation	1,292
Miscellaneous	811
Total expenses before reductions	1,633,320
Expense reductions	(1,993)	1,631,327
Net investment income (loss)		1,392,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	464,089
Futures contracts	17,414
Total net realized gain (loss)		481,503
Change in net unrealized appreciation (depreciation) on: Investment securities	317,368
Futures contracts	(17,098)
Total change in net unrealized appreciation (depreciation)		300,270
Net gain (loss)		781,773
Net increase (decrease) in net assets resulting from operations		$ 2,174,549

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,392,776	$ 1,324,555
Net realized gain (loss)	481,503	(161,606)
Change in net unrealized appreciation (depreciation)	300,270	577,855
Net increase (decrease) in net assets resulting from operations	2,174,549	1,740,804
Distributions to shareholders from net investment income	(1,172,776)	(1,226,234)
Share transactions - net increase (decrease)	87,110,349	65,951,070
Redemption fees	11,859	17,158
Total increase (decrease) in net assets	88,123,981	66,482,798

Net Assets
Beginning of period	325,701,886	259,219,088
End of period (including undistributed net investment income of $257,392 and undistributed net investment income of $36,211, respectively)	$ 413,825,867	$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) C	.017	.023	.013	.047	.091
Net realized and unrealized gain (loss)	.025	.007	.051	.040	(.167)
Total from investment operations	.042	.030	.064	.087	(.076)
Distributions from net investment income	(.012)	(.020)	(.015)	(.047)	(.071)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.012)	(.020)	(.015)	(.047)	(.074)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A, B	.52%	.36%	.80%	1.08%	(.92)%
Ratios to Average Net Assets D, F
Expenses before reductions	.65%	.66%	.63%	.64%	.68%
Expenses net of fee waivers, if any	.65%	.66%	.63%	.64%	.68%
Expenses net of all reductions	.65%	.66%	.63%	.64%	.67%
Net investment income (loss)	.20%	.28%	.16%	.58%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,620	$ 15,635	$ 12,242	$ 18,129	$ 8,033
Portfolio turnover rate E	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) C	.013	.019	.009	.044	.090
Net realized and unrealized gain (loss)	.026	.007	.052	.040	(.168)
Total from investment operations	.039	.026	.061	.084	(.078)
Distributions from net investment income	(.009)	(.016)	(.012)	(.044)	(.069)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.009)	(.016)	(.012)	(.044)	(.072)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A, B	.48%	.32%	.76%	1.03%	(.94)%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.72%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.70%	.70%	.68%	.68%	.69%
Expenses net of all reductions	.70%	.70%	.68%	.68%	.69%
Net investment income (loss)	.16%	.23%	.12%	.54%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,542	$ 3,312	$ 4,811	$ 5,334	$ 3,114
Portfolio turnover rate E	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) B	.034	.040	.028	.063	.111
Net realized and unrealized gain (loss)	.025	.006	.051	.040	(.169)
Total from investment operations	.059	.046	.079	.103	(.058)
Distributions from net investment income	(.029)	(.036)	(.030)	(.063)	(.088)
Tax return of capital	-	-	-	-	(.004)
Total distributions	(.029)	(.036)	(.030)	(.063)	(.092)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A	.72%	.57%	.99%	1.27%	(.70)%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.41%	.48%	.34%	.77%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,116	$ 291,005	$ 239,921	$ 239,266	$ 217,282
Portfolio turnover rate D	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) B	.029	.037	.025	.057	.102
Net realized and unrealized gain (loss)	.025	.009	.051	.040	(.168)
Total from investment operations	.054	.046	.076	.097	(.066)
Distributions from net investment income	(.024)	(.036)	(.027)	(.057)	(.081)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.024)	(.036)	(.027)	(.057)	(.084)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A	.65%	.56%	.95%	1.20%	(.80)%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.48%	.49%	.52%	.58%
Expenses net of fee waivers, if any	.51%	.48%	.49%	.52%	.55%
Expenses net of all reductions	.51%	.48%	.49%	.52%	.54%
Net investment income (loss)	.35%	.45%	.31%	.70%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,548	$ 15,750	$ 2,245	$ 1,206	$ 623
Portfolio turnover rate D	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on August 2, 2013, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, premium on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,052,039
Gross unrealized depreciation	(2,144,418)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,092,379)

Tax Cost	$ 415,405,181

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 72,886
Capital loss carryforward	$ (126,670,255)
Net unrealized appreciation (depreciation)	$ (1,092,379)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,054,895)
Total capital loss carryforward	$ (126,670,255)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,172,776	$ 1,226,234

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $17,414 and a change in net unrealized appreciation (depreciation) of $(17,098) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $255,352,971 and $157,691,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 22,732	$ 1,400
Class T	-%	.15%	4,891	67
			$ 27,623	$ 1,467

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,698
Class T	922
$ 2,620

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 23,136.15
Class T	8,089.25
Ultra-Short Bond	326,462.10
Institutional Class	12,731.16
	$ 370,418

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	.70%	$ 1,569

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $370.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $54.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 23,478	$ 38,543
Class T	3,636	7,892
Ultra-Short Bond	1,122,291	1,158,011
Institutional Class	23,371	21,788
Total	$ 1,172,776	$ 1,226,234

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,245,078	1,603,688	$ 10,260,424	$ 13,112,637
Reinvestment of distributions	2,430	3,920	20,006	32,092
Shares redeemed	(891,404)	(1,196,047)	(7,343,122)	(9,779,740)
Net increase (decrease)	356,104	411,561	$ 2,937,308	$ 3,364,989
Class T
Shares sold	200,020	331,712	$ 1,648,091	$ 2,711,930
Reinvestment of distributions	415	897	3,416	7,343
Shares redeemed	(173,781)	(515,942)	(1,431,755)	(4,218,475)
Net increase (decrease)	26,654	(183,333)	$ 219,752	$ (1,499,202)
Ultra-Short Bond
Shares sold	19,772,594	16,883,162	$ 162,947,538	$ 138,113,317
Reinvestment of distributions	134,015	138,342	1,103,898	1,132,483
Shares redeemed	(8,722,670)	(10,834,545)	(71,872,636)	(88,649,539)
Net increase (decrease)	11,183,939	6,186,959	$ 92,178,800	$ 50,596,261
Institutional Class
Shares sold	530,266	1,909,832	$ 4,367,986	$ 15,655,264
Reinvestment of distributions	2,501	2,252	20,594	18,456
Shares redeemed	(1,534,751)	(267,573)	(12,614,091)	(2,184,698)
Net increase (decrease)	(1,001,984)	1,644,511	$ (8,225,511)	$ 13,489,022

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $564,013 of distributions paid during the period January 1, 2013 to July 31, 2013 as qualifying to be taxed as interest- related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSB-UANN-0913
1.804587.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Institutional Class

Annual Report

July 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	0.65%	0.51%	0.00%

A Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Ultra-Short Bond Fund - Institutional Class on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 6 Month Swap Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-spring sell-off pushed U.S. taxable investment-grade bonds into the red for the 12 months ending July 31, 2013, amid the prospect of higher interest rates. The Barclays® U.S. Aggregate Bond Index returned -1.91% for the period, with most of the damage in May and June, in response to signals from the Federal Reserve that it could begin to taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also influenced the market, with comparatively strong data in May and June tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -2.72% and -1.98%, respectively, while government-agency securities returned -1.18%. Corporate bonds delivered sluggish performance (-1%), hurt by rising interest rates and investors' aversion to riskier assets at period end. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage- backed securities fared best, rising 2.54%.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares rose 0.52% and 0.48%, respectively (excluding sales charges), outpacing the 0.27% return of the Barclays® 6 Month Swap Index. During the period, I continued to emphasize corporate credit, while deemphasizing U.S. government securities. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance. Within securitized sectors, asset-backed securities derived from car loans provided a further boost to results, as did a small position in commercial mortgage-backed securities. Among the fund's government-related holdings, collateralized mortgage obligations (CMOs) structured from government-backed mortgages helped the fund's return. On the downside, the fund's yield-curve positioning modestly detracted. In order to access certain securities, I held some with maturities that were longer than that of the benchmark. However, with short-term yield spreads slightly widening during the period, these bonds underperformed. As the period progressed, I notably reduced the fund's allocations to CMOs and government-agency bonds because I felt their valuations had become less attractive.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor® Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares rose 0.65%, outpacing the 0.27% gain of the Barclays® 6 Month Swap Index. During the period, I continued to emphasize corporate credit, while deemphasizing U.S. government securities. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance. Within securitized sectors, asset-backed securities derived from car loans provided a further boost to results, as did a small position in commercial mortgage-backed securities. Among the fund's government-related holdings, collateralized mortgage obligations (CMOs) structured from government-backed mortgages helped the fund's return. On the downside, the fund's yield-curve positioning modestly detracted. In order to access certain securities, I held some with maturities that were longer than that of the benchmark. However, with short-term yield spreads slightly widening during the period, these bonds underperformed. As the period progressed, I notably reduced the fund's allocations to CMOs and government-agency bonds because I felt their valuations had become less attractive.

Annual Report

Note to shareholders: The fund was closed to new accounts on August 2, 2013, in anticipation of a possible merger or liquidation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,000.40	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,000.30	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,001.40	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,001.00	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
U.S. Government and U.S. Government Agency Obligations 10.9%	U.S. Government and U.S. Government Agency Obligations 15.8%
AAA 23.6%	AAA 22.9%
AA 13.5%	AA 14.8%
A 29.9%	A 25.8%
BBB 15.1%	BBB 18.0%
BB and Below † 0.0%	BB and Below † 0.0%
Not Rated † 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2013
6 months ago
Years	1.4	1.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2013
6 months ago
Years	0.4	0.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%

Annual Report

Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Corporate Bonds 57.5%		Corporate Bonds 57.4%
	U.S. Government and U.S. Government Agency Obligations 10.9%		U.S. Government and U.S. Government Agency Obligations 15.8%
	Asset-Backed Securities 22.0%		Asset-Backed Securities 20.6%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 2.7%
	Municipal Bonds 0.8%		Municipal Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	18.0%	** Foreign investments	17.7%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.9%
Daimler Finance North America LLC:
0.8699% 1/9/15 (c)(d)	$ 2,000,000	$ 2,006,580
1.0486% 4/10/14 (c)(d)	1,250,000	1,254,426
Volkswagen International Finance NV:
0.8741% 11/20/14 (c)(d)	2,000,000	2,006,980
0.884% 4/1/14 (c)(d)	2,500,000	2,503,453
		7,771,439
Media - 0.8%
NBCUniversal Enterprise, Inc. 0.8051% 4/15/16 (c)(d)	3,000,000	3,007,035
NBCUniversal Media LLC 3.65% 4/30/15	354,000	371,654
		3,378,689
TOTAL CONSUMER DISCRETIONARY		11,150,128
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
PepsiCo, Inc. 0.4828% 2/26/16 (d)	2,500,000	2,501,283
Food & Staples Retailing - 0.7%
Walgreen Co. 0.7723% 3/13/14 (d)	3,000,000	3,004,596
Food Products - 0.9%
General Mills, Inc.:
0.5638% 1/29/16 (d)	609,000	608,700
0.6241% 5/16/14 (d)	2,475,000	2,479,522
Kellogg Co. 0.5051% 2/13/15 (d)	522,000	522,241
		3,610,463
TOTAL CONSUMER STAPLES		9,116,342
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.2047% 6/2/14 (d)	1,226,000	1,231,837
Oil, Gas & Consumable Fuels - 1.4%
Petrobras Global Finance BV 1.8941% 5/20/16 (d)	1,000,000	985,000
Total Capital Canada Ltd. 0.6481% 1/15/16 (d)	3,000,000	3,019,911
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (d)	1,916,000	1,924,804
		5,929,715
TOTAL ENERGY		7,161,552
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 40.5%
Capital Markets - 8.0%
Goldman Sachs Group, Inc.:
0.7226% 3/22/16 (d)	$ 5,000,000	$ 4,943,200
0.8756% 9/29/14 (d)	1,000,000	1,000,600
HSBC Bank PLC 1.0676% 1/17/14 (c)(d)	3,000,000	3,011,418
JPMorgan Chase & Co.:
0.8928% 2/26/16 (d)	2,000,000	2,001,040
0.9281% 10/15/15 (d)	8,951,000	8,973,374
Merrill Lynch & Co., Inc. 0.7281% 1/15/15 (d)	3,500,000	3,491,551
Morgan Stanley:
1.2233% 12/19/14 (d)	2,500,000	2,501,950
1.5228% 2/25/16 (d)	2,500,000	2,513,835
The Bank of New York Mellon Corp.:
0.4947% 10/23/15 (d)	1,000,000	1,001,643
0.5338% 7/28/14 (d)	2,000,000	2,004,236
UBS AG Stamford Branch 1.2638% 1/28/14 (d)	1,722,000	1,730,083
		33,172,930
Commercial Banks - 18.1%
ABN AMRO Bank NV 2.035% 1/30/14 (c)(d)	2,000,000	2,014,100
ANZ Banking Group Ltd. 0.465% 5/7/15 (c)(d)	1,000,000	999,652
Bank of Montreal 0.7452% 9/11/15 (d)	2,400,000	2,409,336
Bank of Nova Scotia 1.3091% 1/12/15 (d)	1,000,000	1,011,309
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7228% 2/26/16 (c)(d)	2,000,000	2,003,058
Barclays Bank PLC 1.3081% 1/13/14 (d)	3,500,000	3,514,837
BB&T Corp. 0.9638% 4/28/14 (d)	2,000,000	2,004,406
BNP Paribas 1.1686% 1/10/14 (d)	1,000,000	1,002,641
Capital One NA 0.7226% 3/22/16 (d)	1,000,000	997,160
Commonwealth Bank of Australia:
1.0033% 3/17/14 (c)(d)	2,500,000	2,510,573
1.0728% 9/18/15 (c)(d)	1,000,000	1,008,994
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7528% 3/18/16 (d)	3,030,000	3,041,859
Credit Suisse New York Branch:
1.2281% 1/14/14 (d)	2,500,000	2,509,653
2.2% 1/14/14	1,000,000	1,007,745
Danske Bank A/S 1.3181% 4/14/14 (c)(d)	500,000	502,188
Fifth Third Bank 0.6828% 2/26/16 (d)	2,000,000	1,995,479
KeyBank NA 5.8% 7/1/14	2,000,000	2,090,844
National Australia Bank Ltd. 0.5662% 1/22/15 (c)(d)	1,500,000	1,502,519
Nordea Bank AB 0.7351% 5/13/16 (c)(d)	1,500,000	1,501,653
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Bank NA 0.5738% 1/28/16 (d)	$ 2,000,000	$ 1,996,228
PNC Funding Corp. 0.466% 1/31/14 (d)	2,000,000	2,000,086
Rabobank (Netherlands) NV 0.6181% 4/14/14 (d)	3,250,000	3,257,920
Royal Bank of Canada:
0.4738% 4/29/15 (d)	2,000,000	1,998,966
0.6443% 3/8/16 (d)	2,500,000	2,503,248
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,020,703
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,123,797
Sumitomo Mitsui Banking Corp. 1.2162% 7/22/14 (c)(d)	3,801,000	3,827,542
SunTrust Banks, Inc. 0.574% 4/1/15 (d)	2,509,000	2,484,432
Svenska Handelsbanken AB 0.7218% 3/21/16 (d)	2,000,000	2,005,246
The Toronto Dominion Bank:
0.4531% 5/1/15 (d)	500,000	500,087
0.5681% 7/14/14 (d)	2,000,000	2,005,616
U.S. Bank NA 0.5481% 10/14/14 (d)	1,510,000	1,512,875
Union Bank NA 1.224% 6/6/14 (d)	2,480,000	2,493,474
Wachovia Bank NA 0.6531% 11/3/14 (d)	3,500,000	3,505,205
Wells Fargo Bank NA:
0.4841% 5/16/16 (d)	4,000,000	3,951,980
0.5364% 7/20/15 (d)	2,000,000	1,999,634
Westpac Banking Corp.:
1.0056% 3/31/14 (c)(d)	1,000,000	1,004,426
1.0328% 9/25/15 (d)	2,000,000	2,019,836
		74,839,307
Consumer Finance - 7.9%
American Express Credit Corp.:
0.7251% 11/13/15 (d)	3,995,000	3,995,943
1.3742% 6/12/15 (d)	1,000,000	1,014,384
American Honda Finance Corp.:
0.6478% 5/26/16 (c)(d)	2,000,000	1,999,172
0.7251% 5/8/14 (c)(d)	2,000,000	2,005,182
Capital One Financial Corp.:
0.9131% 11/6/15 (d)	1,500,000	1,501,674
1.4181% 7/15/14 (d)	5,040,000	5,073,496
Caterpillar Financial Services Corp.:
0.5128% 2/26/16 (d)	1,063,000	1,063,017
0.6251% 2/9/15 (d)	2,000,000	2,008,142
Ford Motor Credit Co. LLC 1.5251% 5/9/16 (d)	1,000,000	1,002,163
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
0.8709% 1/8/16 (d)	$ 2,000,000	$ 2,005,918
0.9191% 7/12/16 (d)	1,000,000	1,001,167
1.1209% 1/7/14 (d)	5,000,000	5,018,230
HSBC Finance Corp. 0.5181% 1/15/14 (d)	800,000	799,841
John Deere Capital Corp. 0.3391% 1/12/15 (d)	2,000,000	1,999,170
Toyota Motor Credit Corp. 0.4436% 11/21/14 (d)	2,000,000	2,001,330
		32,488,829
Diversified Financial Services - 4.4%
Bank of America Corp. 1.8191% 7/11/14 (d)	2,500,000	2,527,360
BP Capital Markets PLC 0.8752% 3/11/14 (d)	2,000,000	2,006,396
Citigroup, Inc.:
0.5531% 11/5/14 (d)	2,500,000	2,493,475
1.064% 4/1/16 (d)	3,000,000	3,007,134
1.7181% 1/13/14 (d)	3,341,000	3,357,020
MetLife Institutional Funding II 0.6409% 1/6/15 (c)(d)	5,000,000	5,016,675
		18,408,060
Insurance - 1.8%
American International Group, Inc. 3% 3/20/15	3,000,000	3,095,469
Monumental Global Funding III 0.4681% 1/15/14 (c)(d)	2,000,000	2,001,296
Principal Life Global Funding II:
0.6428% 5/27/16 (c)(d)	1,000,000	1,001,118
0.8949% 7/9/14 (c)(d)	1,500,000	1,506,219
		7,604,102
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,046,234
TOTAL FINANCIALS		167,559,462
HEALTH CARE - 2.1%
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. 0.3978% 8/28/14 (d)	3,000,000	3,000,216
Pharmaceuticals - 1.4%
AbbVie, Inc.:
1.0331% 11/6/15 (c)(d)	3,000,000	3,027,507
1.2% 11/6/15 (c)	500,000	501,855
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance Co. BV 1.1751% 11/8/13 (d)	$ 1,250,000	$ 1,252,676
Teva Pharmaceutical Finance III BV 0.7718% 3/21/14 (d)	1,000,000	1,002,124
		5,784,162
TOTAL HEALTH CARE		8,784,378
INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
Eaton Corp. 0.6033% 6/16/14 (d)	945,000	946,933
INFORMATION TECHNOLOGY - 0.5%
Office Electronics - 0.5%
Xerox Corp. 1.0941% 5/16/14 (d)	2,195,000	2,194,996
MATERIALS - 1.5%
Metals & Mining - 1.5%
Rio Tinto Finance (U.S.A.) PLC:
0.8233% 6/19/15 (d)	3,500,000	3,503,269
1.1133% 6/17/16 (d)	2,500,000	2,500,718
		6,003,987
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T, Inc. 0.6601% 2/12/16 (d)	3,000,000	3,008,646
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,048,608
British Telecommunications PLC:
1.3973% 12/20/13 (d)	1,445,000	1,450,128
2% 6/22/15	2,000,000	2,038,558
Verizon Communications, Inc. 0.474% 3/6/15 (c)(d)	3,590,000	3,585,516
		12,131,456
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC 0.6591% 2/19/16 (d)	3,000,000	2,998,902
TOTAL TELECOMMUNICATION SERVICES		15,130,358
UTILITIES - 2.4%
Electric Utilities - 1.2%
Appalachian Power Co. 0.6491% 8/16/13 (d)	1,937,000	1,937,169
Cleveland Electric Illuminating Co. 5.65% 12/15/13	348,000	354,294
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp. 3.95% 9/15/14	$ 431,000	$ 446,167
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,032
Northeast Utilities 1.0223% 9/20/13 (d)	810,000	810,666
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,027,669
		5,106,997
Multi-Utilities - 1.2%
Sempra Energy 1.0333% 3/15/14 (d)	4,822,000	4,835,323
TOTAL UTILITIES		9,942,320
TOTAL NONCONVERTIBLE BONDS (Cost $237,442,431)		237,990,456
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,027,692)	4,000,000	4,029,616
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.388% 7/1/35 (d)	628,469	665,194
2.426% 6/1/35 (d)	829,208	878,919
2.429% 12/1/34 (d)	397,265	418,689
2.492% 11/1/34 (d)	418,357	444,853
2.496% 2/1/34 (d)	207,295	215,656
2.512% 6/1/35 (d)	324,130	340,077
2.625% 10/1/35 (d)	823,319	871,640
2.663% 11/1/34 (d)	385,292	407,644
2.752% 7/1/34 (d)	392,282	417,737
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,495,389)		4,660,409
Asset-Backed Securities - 22.0%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	450,000	451,739
Series 2012-2 Class A3, 0.74% 4/15/16	2,000,000	2,002,092
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A2, 0.51% 12/22/14	$ 738,487	$ 738,022
Class A3, 0.57% 8/20/15	2,400,000	2,396,753
Series 2013-SN1 Class A2, 0.52% 5/20/15	2,000,000	1,997,486
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.061% 1/15/16 (d)	3,290,000	3,297,972
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	221,820
Series 2012-2 Class A, 0.691% 3/15/16 (d)	1,000,000	1,002,174
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,007,548
Series 2013-1 Class A1, 0.641% 2/15/18 (d)	2,000,000	1,987,303
AmeriCredit Auto Receivables Trust:
Series 2011-5 Class A2, 1.19% 8/8/15	18,499	18,511
Series 2012-1 Class A2, 0.91% 10/8/15	296,233	296,433
Series 2012-2:
Class A2, 0.76% 10/8/15	1,043,953	1,044,487
Class A3, 1.05% 10/11/16	400,000	400,634
Series 2012-5 Class A2, 0.51% 1/8/16	892,168	891,737
Series 2013-3 Class A2, 0.68% 10/11/16	500,000	499,748
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5925% 9/15/17 (c)(d)	2,260,000	2,259,837
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	238,643	238,677
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3725% 2/15/19 (d)	5,000,000	4,976,536
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	1,483,891	1,483,519
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	624,351	624,503
Class A3, 1.1% 8/22/16 (c)	482,003	483,022
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2905% 4/24/17 (d)	5,000,000	4,989,762
CNH Equipment Trust:
Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	999,124
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	997,375
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.341% 10/17/16 (d)	1,000,000	999,298
Series 2012-A5 Class A5, 0.3925% 1/16/18 (d)	5,000,000	4,991,181
Fannie Mae Series 2004-T5:
Class AB1, 0.6471% 5/28/35 (d)	80,751	75,634
Class AB3, 0.9235% 5/28/35 (d)	32,052	29,223
Ford Credit Auto Lease Trust Series 2012-A:
Class A2, 0.63% 4/15/14	277,741	277,733
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2012-A: - continued
Class A4, 1.03% 4/15/15	$ 800,000	$ 804,003
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	726,209	725,943
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,276
Series 2012-1 Class A, 0.661% 1/15/16 (d)	5,000,000	5,003,960
Series 2012-4 Class A1, 0.74% 9/15/16	1,085,000	1,084,557
Series 2013-3Q Class A2, 0.4925% 6/15/17 (d)	500,000	499,062
Fremont Home Loan Trust Series 2005-A Class M4, 1.21% 1/25/35 (d)	125,000	29,217
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	861,287
Series 2012-4 Class A, 0.491% 6/15/18 (d)	5,000,000	4,996,622
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	301,359	301,584
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,599,745
Home Equity Asset Trust Series 2003-5 Class A2, 0.89% 12/25/33 (d)	10,566	9,387
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,500,000	1,503,163
Series 2013-A Class A2, 0.51% 9/15/15 (c)	3,000,000	2,995,888
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,839,686
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5425% 5/15/18 (c)(d)	580,000	576,767
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	408,253
Series 2012-A Class A2, 0.59% 6/16/14	16,845	16,845
Series 2012-B Class A2, 0.43% 2/17/15	1,296,713	1,296,471
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	1,996,630
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.461% 11/15/16 (c)(d)	2,370,000	2,365,112
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.66% 8/25/35 (d)	20,366	19,559
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.87% 8/25/34 (d)	65,756	64,193
Nissan Auto Lease Trust Series 2013-A Class A2A, 0.45% 9/15/15	3,000,000	2,991,832
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6625% 5/15/17 (d)	2,250,000	2,246,758
Series 2013-A Class A, 0.4925% 2/15/18 (d)	1,000,000	996,925
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.5915% 3/20/11 (b)(c)(d)	$ 965,000	$ 0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.64% 9/25/34 (d)	435,000	132,221
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	633,518	633,144
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.99% 4/25/33 (d)	1,451	1,350
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	26,418	26,436
Series 2012-1 Class A2, 1.25% 4/15/15	424,188	424,589
Series 2012-2 Class A2, 0.91% 5/15/15	154,776	154,822
Series 2012-3 Class A2, 0.83% 4/15/15	308,275	308,357
Series 2013-1 Class A2, 0.48% 2/16/16	680,684	680,168
Series 2013-2 Class A2, 0.47% 3/15/16	1,000,000	998,992
Series 2013-3 Class A2, 0.55% 9/15/16	2,000,000	1,997,935
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.35% 2/27/17 (d)	1,163,401	1,161,623
Series 2012-7 Class A2, 0.47% 9/25/19 (d)	1,000,000	995,765
Series 2013-1 Class A2, 0.44% 9/25/19 (d)	2,000,000	1,984,855
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.05% 9/25/34 (d)	21,802	20,225
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	736,092	736,218
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15	694,700	694,761
Series 2013-A Class A2, 0.43% 5/16/16	2,000,000	1,999,372
TOTAL ASSET-BACKED SECURITIES (Cost $92,628,217)		91,104,441
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (c)(d)	20,421	20,428
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3315% 12/20/54 (c)(d)	571,716	558,281
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (d)	441,021	433,262
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (d)	37,046	36,357
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (d)	679,580	665,979
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (d)	$ 250,662	$ 245,903
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.523% 12/25/34 (d)	170,111	162,848
TOTAL PRIVATE SPONSOR		2,123,058
U.S. Government Agency - 8.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.69% 4/25/33 (d)	1,134,056	1,147,333
Series 2006-33 Class CF, 0.49% 5/25/36 (d)	133,405	133,603
Series 2008-76 Class EF, 0.69% 9/25/23 (d)	35,361	35,535
Series 2010-86 Class FE, 0.64% 8/25/25 (d)	207,128	208,649
floater planned amortization class:
Series 2004-52 Class PF 0.64% 12/25/33 (d)	2,639,821	2,656,888
Series 2005-90 Class FC, 0.44% 10/25/35 (d)	155,206	155,538
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	418,044	445,162
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	153,064	153,963
Series 2009-69 Class EA, 5% 10/25/36	513,472	515,507
Series 2011-16 Class FB, 0.34% 3/25/31 (d)	1,672,487	1,674,509
sequential payer floater:
Series 2005-74 Class DF, 0.54% 7/25/35 (d)	3,748,684	3,758,490
Series 2005-83 Class FP, 0.52% 10/25/35 (d)	5,025,079	5,029,773
Series 2011-23 Class AB, 2.75% 6/25/20	119,242	122,395
Freddie Mac:
floater:
Series 2711 Class FC, 1.091% 2/15/33 (d)	319,964	325,635
Series 3346 Class FA, 0.421% 2/15/19 (d)	2,933,260	2,935,222
Series 3879 Class AF, 0.621% 6/15/41 (d)	482,060	484,222
floater planned amortization class:
Series 2953 Class LF, 0.491% 12/15/34 (d)	1,886,106	1,889,434
Series 3102 Class FD, 0.491% 1/15/36 (d)	429,118	430,499
Series 3117 Class JF, 0.491% 2/15/36 (d)	168,763	169,144
Series 4020 Class EF 0.641% 2/15/42 (d)	3,319,431	3,318,405
Series 4057 Class EF, 0.541% 12/15/41 (d)	2,675,892	2,680,258
floater sequential payer:
Series 2828 Class TF, 0.641% 10/15/30 (d)	728,231	731,838
Series 3046 Class F, 0.561% 3/15/33 (d)	1,642,844	1,639,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	$ 593,330	$ 598,906
Series 3081 Class CP 5.5% 10/15/34	404,205	414,706
Series 3792 Class DF, 0.591% 11/15/40 (d)	699,264	701,675
sequential payer:
Series 2582 Class CG, 4% 11/15/17	105,058	105,448
Series 2924 Class DA, 4.5% 2/15/19	137,071	137,895
Series 3573 Class LC, 1.85% 8/15/14	173,047	173,294
Series 3659 Class EJ 3% 6/15/18	490,818	502,323
Series 3696 Class AE, 1.2% 7/15/15	181,183	181,805
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7919% 11/16/39 (d)	199,294	201,076
Series 2009-116 Class KF, 0.7219% 12/16/39 (d)	175,131	176,358
Series 2009-127 Class FA, 0.7415% 9/20/38 (d)	225,280	226,839
Series 2010-9 Class FA, 0.7119% 1/16/40 (d)	263,015	264,706
Series 2012-149 Class LF, 0.4415% 12/20/42 (d)	353,264	352,363
Series 2013-37 Class F, 0.4615% 3/20/43 (d)	245,897	245,599
floater planned amortization class Series 2004-80 Class FM, 0.4915% 7/20/34 (d)	895,309	896,527
floater sequential payer Series 2010-120 Class FB 0.4915% 9/20/35 (d)	236,014	236,766
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	89,160	90,464
Series 2010-99 Class PT, 3.5% 8/20/33	118,842	121,031
TOTAL U.S. GOVERNMENT AGENCY		36,269,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,477,774)		38,392,059
Commercial Mortgage Securities - 1.3%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.341% 8/15/29 (c)(d)	560,000	560,587
Del Coronado Trust floater Series 2013-HDC Class A, 0.993% 3/15/26 (c)(d)	500,000	498,386
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9948% 12/5/31 (c)(d)	270,000	269,735
Class A2FL, 0.8948% 12/5/31 (c)(d)	350,000	347,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6369% 5/10/40 (d)	$ 5,293	$ 5,290
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (c)(d)	205,268	205,663
Class C, 2.0056% 3/6/20 (c)(d)	300,000	300,793
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0448% 11/8/29 (c)(d)	560,000	555,132
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	17,129	17,211
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	145,444	146,434
Series 2012-GC6 Class A1, 1.282% 1/10/45	71,780	71,959
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,348
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	49,676	50,011
Series 2012-C6 Class A1, 1.0305% 5/15/45	225,266	224,640
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.991% 4/15/28 (c)(d)	530,000	526,743
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	112,405	112,907
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (d)	122,271	125,293
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.391% 7/15/19 (c)(d)	247,826	173,478
Series 2007-XLFA:
Class A2, 0.293% 10/15/20 (c)(d)	209,560	208,065
Class B, 0.323% 10/15/20 (c)(d)	440,000	436,056
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	5,450	5,446
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.3125% 9/15/21 (c)(d)	213,697	213,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,648,842)		5,265,549
Municipal Securities - 0.8%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	$ 1,940,000	$ 1,963,707
4.421% 1/1/15	1,375,000	1,430,440
TOTAL MUNICIPAL SECURITIES (Cost $3,397,460)		3,394,147
Certificates of Deposit - 0.3%

Bank of Nova Scotia yankee 0.7751% 2/10/14 (d) (Cost $1,000,000)	1,000,000	1,002,757
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $996,770)	1,000,000	998,256
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $27,475,112)	27,475,112	27,475,112
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $415,589,687)		414,312,802
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(486,935)
NET ASSETS - 100%		$ 413,825,867
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,309,629 or 17.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,674
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 237,990,456	$ -	$ 237,990,456	$ -
U.S. Government and Government Agency Obligations	4,029,616	-	4,029,616	-
U.S. Government Agency - Mortgage Securities	4,660,409	-	4,660,409	-
Asset-Backed Securities	91,104,441	-	91,028,807	75,634
Collateralized Mortgage Obligations	38,392,059	-	38,392,059	-
Commercial Mortgage Securities	5,265,549	-	5,092,071	173,478
Municipal Securities	3,394,147	-	3,394,147	-
Certificates of Deposit	1,002,757	-	1,002,757	-
Commercial Paper	998,256	-	998,256	-
Money Market Funds	27,475,112	27,475,112	-	-
Total Investments in Securities:	$ 414,312,802	$ 27,475,112	$ 386,588,578	$ 249,112
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.0%
United Kingdom	6.1%
Canada	3.7%
Netherlands	2.6%
Australia	2.1%
Japan	1.4%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $388,114,575)	$ 386,837,690
Fidelity Central Funds (cost $27,475,112)	27,475,112
Total Investments (cost $415,589,687)		$ 414,312,802
Receivable for investments sold		131,435
Receivable for fund shares sold		916,534
Interest receivable		440,541
Distributions receivable from Fidelity Central Funds		1,586
Receivable from investment adviser for expense reductions		81
Other receivables		1
Total assets		415,802,980

Liabilities
Payable to custodian bank	$ 1,772
Payable for investments purchased	1,672,395
Payable for fund shares redeemed	145,671
Distributions payable	2,582
Accrued management fee	104,999
Distribution and service plan fees payable	2,664
Other affiliated payables	47,030
Total liabilities		1,977,113

Net Assets		$ 413,825,867
Net Assets consist of:
Paid in capital		$ 541,515,615
Undistributed net investment income		257,392
Accumulated undistributed net realized gain (loss) on investments		(126,670,255)
Net unrealized appreciation (depreciation) on investments		(1,276,885)
Net Assets		$ 413,825,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,619,695 ÷ 2,260,431 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Class T: Net Asset Value and redemption price per share ($3,541,929 ÷ 429,982 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($384,116,259 ÷ 46,624,051 shares)	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,547,984 ÷ 916,238 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2013

Investment Income
Interest		$ 3,011,429
Income from Fidelity Central Funds		12,674
Total income		3,024,103

Expenses
Management fee	$ 1,107,863
Transfer agent fees	370,418
Distribution and service plan fees	27,623
Fund wide operations fee	125,313
Independent trustees' compensation	1,292
Miscellaneous	811
Total expenses before reductions	1,633,320
Expense reductions	(1,993)	1,631,327
Net investment income (loss)		1,392,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	464,089
Futures contracts	17,414
Total net realized gain (loss)		481,503
Change in net unrealized appreciation (depreciation) on: Investment securities	317,368
Futures contracts	(17,098)
Total change in net unrealized appreciation (depreciation)		300,270
Net gain (loss)		781,773
Net increase (decrease) in net assets resulting from operations		$ 2,174,549

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,392,776	$ 1,324,555
Net realized gain (loss)	481,503	(161,606)
Change in net unrealized appreciation (depreciation)	300,270	577,855
Net increase (decrease) in net assets resulting from operations	2,174,549	1,740,804
Distributions to shareholders from net investment income	(1,172,776)	(1,226,234)
Share transactions - net increase (decrease)	87,110,349	65,951,070
Redemption fees	11,859	17,158
Total increase (decrease) in net assets	88,123,981	66,482,798

Net Assets
Beginning of period	325,701,886	259,219,088
End of period (including undistributed net investment income of $257,392 and undistributed net investment income of $36,211, respectively)	$ 413,825,867	$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) C	.017	.023	.013	.047	.091
Net realized and unrealized gain (loss)	.025	.007	.051	.040	(.167)
Total from investment operations	.042	.030	.064	.087	(.076)
Distributions from net investment income	(.012)	(.020)	(.015)	(.047)	(.071)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.012)	(.020)	(.015)	(.047)	(.074)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A, B	.52%	.36%	.80%	1.08%	(.92)%
Ratios to Average Net Assets D, F
Expenses before reductions	.65%	.66%	.63%	.64%	.68%
Expenses net of fee waivers, if any	.65%	.66%	.63%	.64%	.68%
Expenses net of all reductions	.65%	.66%	.63%	.64%	.67%
Net investment income (loss)	.20%	.28%	.16%	.58%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,620	$ 15,635	$ 12,242	$ 18,129	$ 8,033
Portfolio turnover rate E	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) C	.013	.019	.009	.044	.090
Net realized and unrealized gain (loss)	.026	.007	.052	.040	(.168)
Total from investment operations	.039	.026	.061	.084	(.078)
Distributions from net investment income	(.009)	(.016)	(.012)	(.044)	(.069)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.009)	(.016)	(.012)	(.044)	(.072)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A, B	.48%	.32%	.76%	1.03%	(.94)%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.72%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.70%	.70%	.68%	.68%	.69%
Expenses net of all reductions	.70%	.70%	.68%	.68%	.69%
Net investment income (loss)	.16%	.23%	.12%	.54%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,542	$ 3,312	$ 4,811	$ 5,334	$ 3,114
Portfolio turnover rate E	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) B	.034	.040	.028	.063	.111
Net realized and unrealized gain (loss)	.025	.006	.051	.040	(.169)
Total from investment operations	.059	.046	.079	.103	(.058)
Distributions from net investment income	(.029)	(.036)	(.030)	(.063)	(.088)
Tax return of capital	-	-	-	-	(.004)
Total distributions	(.029)	(.036)	(.030)	(.063)	(.092)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A	.72%	.57%	.99%	1.27%	(.70)%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.41%	.48%	.34%	.77%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,116	$ 291,005	$ 239,921	$ 239,266	$ 217,282
Portfolio turnover rate D	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) B	.029	.037	.025	.057	.102
Net realized and unrealized gain (loss)	.025	.009	.051	.040	(.168)
Total from investment operations	.054	.046	.076	.097	(.066)
Distributions from net investment income	(.024)	(.036)	(.027)	(.057)	(.081)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.024)	(.036)	(.027)	(.057)	(.084)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A	.65%	.56%	.95%	1.20%	(.80)%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.48%	.49%	.52%	.58%
Expenses net of fee waivers, if any	.51%	.48%	.49%	.52%	.55%
Expenses net of all reductions	.51%	.48%	.49%	.52%	.54%
Net investment income (loss)	.35%	.45%	.31%	.70%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,548	$ 15,750	$ 2,245	$ 1,206	$ 623
Portfolio turnover rate D	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on August 2, 2013, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, premium on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,052,039
Gross unrealized depreciation	(2,144,418)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,092,379)

Tax Cost	$ 415,405,181

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 72,886
Capital loss carryforward	$ (126,670,255)
Net unrealized appreciation (depreciation)	$ (1,092,379)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,054,895)
Total capital loss carryforward	$ (126,670,255)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,172,776	$ 1,226,234

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $17,414 and a change in net unrealized appreciation (depreciation) of $(17,098) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $255,352,971 and $157,691,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 22,732	$ 1,400
Class T	-%	.15%	4,891	67
			$ 27,623	$ 1,467

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,698
Class T	922
$ 2,620

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 23,136.15
Class T	8,089.25
Ultra-Short Bond	326,462.10
Institutional Class	12,731.16
	$ 370,418

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	.70%	$ 1,569

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $370.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $54.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 23,478	$ 38,543
Class T	3,636	7,892
Ultra-Short Bond	1,122,291	1,158,011
Institutional Class	23,371	21,788
Total	$ 1,172,776	$ 1,226,234

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,245,078	1,603,688	$ 10,260,424	$ 13,112,637
Reinvestment of distributions	2,430	3,920	20,006	32,092
Shares redeemed	(891,404)	(1,196,047)	(7,343,122)	(9,779,740)
Net increase (decrease)	356,104	411,561	$ 2,937,308	$ 3,364,989
Class T
Shares sold	200,020	331,712	$ 1,648,091	$ 2,711,930
Reinvestment of distributions	415	897	3,416	7,343
Shares redeemed	(173,781)	(515,942)	(1,431,755)	(4,218,475)
Net increase (decrease)	26,654	(183,333)	$ 219,752	$ (1,499,202)
Ultra-Short Bond
Shares sold	19,772,594	16,883,162	$ 162,947,538	$ 138,113,317
Reinvestment of distributions	134,015	138,342	1,103,898	1,132,483
Shares redeemed	(8,722,670)	(10,834,545)	(71,872,636)	(88,649,539)
Net increase (decrease)	11,183,939	6,186,959	$ 92,178,800	$ 50,596,261
Institutional Class
Shares sold	530,266	1,909,832	$ 4,367,986	$ 15,655,264
Reinvestment of distributions	2,501	2,252	20,594	18,456
Shares redeemed	(1,534,751)	(267,573)	(12,614,091)	(2,184,698)
Net increase (decrease)	(1,001,984)	1,644,511	$ (8,225,511)	$ 13,489,022

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $564,013 of distributions paid during the period January 1, 2013 to July 31, 2013 as qualifying to be taxed as interest- related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSBI-UANN-0913
1.804593.109

Fidelity®

Ultra-Short Bond

Fund

Annual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ultra-Short Bond Fund	0.72%	0.57%	0.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Bond Fund, a class of the fund, on July 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-spring sell-off pushed U.S. taxable investment-grade bonds into the red for the 12 months ending July 31, 2013, amid the prospect of higher interest rates. The Barclays® U.S. Aggregate Bond Index returned -1.91% for the period, with most of the damage in May and June, in response to signals from the Federal Reserve that it could begin to taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also influenced the market, with comparatively strong data in May and June tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -2.72% and -1.98%, respectively, while government-agency securities returned -1.18%. Corporate bonds delivered sluggish performance (-1%), hurt by rising interest rates and investors' aversion to riskier assets at period end. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage- backed securities fared best, rising 2.54%.

Comments from Robert Galusza, Portfolio Manager of Fidelity® Ultra-Short Bond Fund: For the year, the fund's Retail Class shares returned 0.72%, outpacing the 0.27% gain of the Barclays® 6 Month Swap Index. During the period, I continued to emphasize corporate credit, while deemphasizing U.S. government securities. The biggest contributors were corporate bonds issued by banks and other types of financial institutions. Corporate securities in a variety of industrials groups also aided performance. Within securitized sectors, asset-backed securities derived from car loans provided a further boost to results, as did a small position in commercial mortgage-backed securities. Among the fund's government-related holdings, collateralized mortgage obligations (CMOs) structured from government-backed mortgages helped the fund's return. On the downside, the fund's yield-curve positioning modestly detracted. In order to access certain securities, I held some with maturities that were longer than that of the benchmark. However, with short-term yield spreads slightly widening during the period, these bonds underperformed. As the period progressed, I notably reduced the fund's allocations to CMOs and government-agency bonds because I felt their valuations had become less attractive.

Note to shareholders: The fund was closed to new accounts on August 2, 2013, in anticipation of a possible merger or liquidation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,000.40	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,000.30	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,001.40	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,001.00	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
U.S. Government and U.S. Government Agency Obligations 10.9%	U.S. Government and U.S. Government Agency Obligations 15.8%
AAA 23.6%	AAA 22.9%
AA 13.5%	AA 14.8%
A 29.9%	A 25.8%
BBB 15.1%	BBB 18.0%
BB and Below † 0.0%	BB and Below † 0.0%
Not Rated † 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2013
6 months ago
Years	1.4	1.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2013
6 months ago
Years	0.4	0.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Corporate Bonds 57.5%		Corporate Bonds 57.4%
	U.S. Government and U.S. Government Agency Obligations 10.9%		U.S. Government and U.S. Government Agency Obligations 15.8%
	Asset-Backed Securities 22.0%		Asset-Backed Securities 20.6%
	CMOs and Other Mortgage Related Securities 1.8%		CMOs and Other Mortgage Related Securities 2.7%
	Municipal Bonds 0.8%		Municipal Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	18.0%	** Foreign investments	17.7%

Annual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.9%
Daimler Finance North America LLC:
0.8699% 1/9/15 (c)(d)	$ 2,000,000	$ 2,006,580
1.0486% 4/10/14 (c)(d)	1,250,000	1,254,426
Volkswagen International Finance NV:
0.8741% 11/20/14 (c)(d)	2,000,000	2,006,980
0.884% 4/1/14 (c)(d)	2,500,000	2,503,453
		7,771,439
Media - 0.8%
NBCUniversal Enterprise, Inc. 0.8051% 4/15/16 (c)(d)	3,000,000	3,007,035
NBCUniversal Media LLC 3.65% 4/30/15	354,000	371,654
		3,378,689
TOTAL CONSUMER DISCRETIONARY		11,150,128
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
PepsiCo, Inc. 0.4828% 2/26/16 (d)	2,500,000	2,501,283
Food & Staples Retailing - 0.7%
Walgreen Co. 0.7723% 3/13/14 (d)	3,000,000	3,004,596
Food Products - 0.9%
General Mills, Inc.:
0.5638% 1/29/16 (d)	609,000	608,700
0.6241% 5/16/14 (d)	2,475,000	2,479,522
Kellogg Co. 0.5051% 2/13/15 (d)	522,000	522,241
		3,610,463
TOTAL CONSUMER STAPLES		9,116,342
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.2047% 6/2/14 (d)	1,226,000	1,231,837
Oil, Gas & Consumable Fuels - 1.4%
Petrobras Global Finance BV 1.8941% 5/20/16 (d)	1,000,000	985,000
Total Capital Canada Ltd. 0.6481% 1/15/16 (d)	3,000,000	3,019,911
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (d)	1,916,000	1,924,804
		5,929,715
TOTAL ENERGY		7,161,552
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 40.5%
Capital Markets - 8.0%
Goldman Sachs Group, Inc.:
0.7226% 3/22/16 (d)	$ 5,000,000	$ 4,943,200
0.8756% 9/29/14 (d)	1,000,000	1,000,600
HSBC Bank PLC 1.0676% 1/17/14 (c)(d)	3,000,000	3,011,418
JPMorgan Chase & Co.:
0.8928% 2/26/16 (d)	2,000,000	2,001,040
0.9281% 10/15/15 (d)	8,951,000	8,973,374
Merrill Lynch & Co., Inc. 0.7281% 1/15/15 (d)	3,500,000	3,491,551
Morgan Stanley:
1.2233% 12/19/14 (d)	2,500,000	2,501,950
1.5228% 2/25/16 (d)	2,500,000	2,513,835
The Bank of New York Mellon Corp.:
0.4947% 10/23/15 (d)	1,000,000	1,001,643
0.5338% 7/28/14 (d)	2,000,000	2,004,236
UBS AG Stamford Branch 1.2638% 1/28/14 (d)	1,722,000	1,730,083
		33,172,930
Commercial Banks - 18.1%
ABN AMRO Bank NV 2.035% 1/30/14 (c)(d)	2,000,000	2,014,100
ANZ Banking Group Ltd. 0.465% 5/7/15 (c)(d)	1,000,000	999,652
Bank of Montreal 0.7452% 9/11/15 (d)	2,400,000	2,409,336
Bank of Nova Scotia 1.3091% 1/12/15 (d)	1,000,000	1,011,309
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7228% 2/26/16 (c)(d)	2,000,000	2,003,058
Barclays Bank PLC 1.3081% 1/13/14 (d)	3,500,000	3,514,837
BB&T Corp. 0.9638% 4/28/14 (d)	2,000,000	2,004,406
BNP Paribas 1.1686% 1/10/14 (d)	1,000,000	1,002,641
Capital One NA 0.7226% 3/22/16 (d)	1,000,000	997,160
Commonwealth Bank of Australia:
1.0033% 3/17/14 (c)(d)	2,500,000	2,510,573
1.0728% 9/18/15 (c)(d)	1,000,000	1,008,994
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7528% 3/18/16 (d)	3,030,000	3,041,859
Credit Suisse New York Branch:
1.2281% 1/14/14 (d)	2,500,000	2,509,653
2.2% 1/14/14	1,000,000	1,007,745
Danske Bank A/S 1.3181% 4/14/14 (c)(d)	500,000	502,188
Fifth Third Bank 0.6828% 2/26/16 (d)	2,000,000	1,995,479
KeyBank NA 5.8% 7/1/14	2,000,000	2,090,844
National Australia Bank Ltd. 0.5662% 1/22/15 (c)(d)	1,500,000	1,502,519
Nordea Bank AB 0.7351% 5/13/16 (c)(d)	1,500,000	1,501,653
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Bank NA 0.5738% 1/28/16 (d)	$ 2,000,000	$ 1,996,228
PNC Funding Corp. 0.466% 1/31/14 (d)	2,000,000	2,000,086
Rabobank (Netherlands) NV 0.6181% 4/14/14 (d)	3,250,000	3,257,920
Royal Bank of Canada:
0.4738% 4/29/15 (d)	2,000,000	1,998,966
0.6443% 3/8/16 (d)	2,500,000	2,503,248
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,020,703
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,123,797
Sumitomo Mitsui Banking Corp. 1.2162% 7/22/14 (c)(d)	3,801,000	3,827,542
SunTrust Banks, Inc. 0.574% 4/1/15 (d)	2,509,000	2,484,432
Svenska Handelsbanken AB 0.7218% 3/21/16 (d)	2,000,000	2,005,246
The Toronto Dominion Bank:
0.4531% 5/1/15 (d)	500,000	500,087
0.5681% 7/14/14 (d)	2,000,000	2,005,616
U.S. Bank NA 0.5481% 10/14/14 (d)	1,510,000	1,512,875
Union Bank NA 1.224% 6/6/14 (d)	2,480,000	2,493,474
Wachovia Bank NA 0.6531% 11/3/14 (d)	3,500,000	3,505,205
Wells Fargo Bank NA:
0.4841% 5/16/16 (d)	4,000,000	3,951,980
0.5364% 7/20/15 (d)	2,000,000	1,999,634
Westpac Banking Corp.:
1.0056% 3/31/14 (c)(d)	1,000,000	1,004,426
1.0328% 9/25/15 (d)	2,000,000	2,019,836
		74,839,307
Consumer Finance - 7.9%
American Express Credit Corp.:
0.7251% 11/13/15 (d)	3,995,000	3,995,943
1.3742% 6/12/15 (d)	1,000,000	1,014,384
American Honda Finance Corp.:
0.6478% 5/26/16 (c)(d)	2,000,000	1,999,172
0.7251% 5/8/14 (c)(d)	2,000,000	2,005,182
Capital One Financial Corp.:
0.9131% 11/6/15 (d)	1,500,000	1,501,674
1.4181% 7/15/14 (d)	5,040,000	5,073,496
Caterpillar Financial Services Corp.:
0.5128% 2/26/16 (d)	1,063,000	1,063,017
0.6251% 2/9/15 (d)	2,000,000	2,008,142
Ford Motor Credit Co. LLC 1.5251% 5/9/16 (d)	1,000,000	1,002,163
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
0.8709% 1/8/16 (d)	$ 2,000,000	$ 2,005,918
0.9191% 7/12/16 (d)	1,000,000	1,001,167
1.1209% 1/7/14 (d)	5,000,000	5,018,230
HSBC Finance Corp. 0.5181% 1/15/14 (d)	800,000	799,841
John Deere Capital Corp. 0.3391% 1/12/15 (d)	2,000,000	1,999,170
Toyota Motor Credit Corp. 0.4436% 11/21/14 (d)	2,000,000	2,001,330
		32,488,829
Diversified Financial Services - 4.4%
Bank of America Corp. 1.8191% 7/11/14 (d)	2,500,000	2,527,360
BP Capital Markets PLC 0.8752% 3/11/14 (d)	2,000,000	2,006,396
Citigroup, Inc.:
0.5531% 11/5/14 (d)	2,500,000	2,493,475
1.064% 4/1/16 (d)	3,000,000	3,007,134
1.7181% 1/13/14 (d)	3,341,000	3,357,020
MetLife Institutional Funding II 0.6409% 1/6/15 (c)(d)	5,000,000	5,016,675
		18,408,060
Insurance - 1.8%
American International Group, Inc. 3% 3/20/15	3,000,000	3,095,469
Monumental Global Funding III 0.4681% 1/15/14 (c)(d)	2,000,000	2,001,296
Principal Life Global Funding II:
0.6428% 5/27/16 (c)(d)	1,000,000	1,001,118
0.8949% 7/9/14 (c)(d)	1,500,000	1,506,219
		7,604,102
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,046,234
TOTAL FINANCIALS		167,559,462
HEALTH CARE - 2.1%
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc. 0.3978% 8/28/14 (d)	3,000,000	3,000,216
Pharmaceuticals - 1.4%
AbbVie, Inc.:
1.0331% 11/6/15 (c)(d)	3,000,000	3,027,507
1.2% 11/6/15 (c)	500,000	501,855
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance Co. BV 1.1751% 11/8/13 (d)	$ 1,250,000	$ 1,252,676
Teva Pharmaceutical Finance III BV 0.7718% 3/21/14 (d)	1,000,000	1,002,124
		5,784,162
TOTAL HEALTH CARE		8,784,378
INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
Eaton Corp. 0.6033% 6/16/14 (d)	945,000	946,933
INFORMATION TECHNOLOGY - 0.5%
Office Electronics - 0.5%
Xerox Corp. 1.0941% 5/16/14 (d)	2,195,000	2,194,996
MATERIALS - 1.5%
Metals & Mining - 1.5%
Rio Tinto Finance (U.S.A.) PLC:
0.8233% 6/19/15 (d)	3,500,000	3,503,269
1.1133% 6/17/16 (d)	2,500,000	2,500,718
		6,003,987
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T, Inc. 0.6601% 2/12/16 (d)	3,000,000	3,008,646
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,048,608
British Telecommunications PLC:
1.3973% 12/20/13 (d)	1,445,000	1,450,128
2% 6/22/15	2,000,000	2,038,558
Verizon Communications, Inc. 0.474% 3/6/15 (c)(d)	3,590,000	3,585,516
		12,131,456
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC 0.6591% 2/19/16 (d)	3,000,000	2,998,902
TOTAL TELECOMMUNICATION SERVICES		15,130,358
UTILITIES - 2.4%
Electric Utilities - 1.2%
Appalachian Power Co. 0.6491% 8/16/13 (d)	1,937,000	1,937,169
Cleveland Electric Illuminating Co. 5.65% 12/15/13	348,000	354,294
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp. 3.95% 9/15/14	$ 431,000	$ 446,167
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,032
Northeast Utilities 1.0223% 9/20/13 (d)	810,000	810,666
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,027,669
		5,106,997
Multi-Utilities - 1.2%
Sempra Energy 1.0333% 3/15/14 (d)	4,822,000	4,835,323
TOTAL UTILITIES		9,942,320
TOTAL NONCONVERTIBLE BONDS (Cost $237,442,431)		237,990,456
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,027,692)	4,000,000	4,029,616
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.388% 7/1/35 (d)	628,469	665,194
2.426% 6/1/35 (d)	829,208	878,919
2.429% 12/1/34 (d)	397,265	418,689
2.492% 11/1/34 (d)	418,357	444,853
2.496% 2/1/34 (d)	207,295	215,656
2.512% 6/1/35 (d)	324,130	340,077
2.625% 10/1/35 (d)	823,319	871,640
2.663% 11/1/34 (d)	385,292	407,644
2.752% 7/1/34 (d)	392,282	417,737
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,495,389)		4,660,409
Asset-Backed Securities - 22.0%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	450,000	451,739
Series 2012-2 Class A3, 0.74% 4/15/16	2,000,000	2,002,092
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A2, 0.51% 12/22/14	$ 738,487	$ 738,022
Class A3, 0.57% 8/20/15	2,400,000	2,396,753
Series 2013-SN1 Class A2, 0.52% 5/20/15	2,000,000	1,997,486
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.061% 1/15/16 (d)	3,290,000	3,297,972
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	221,820
Series 2012-2 Class A, 0.691% 3/15/16 (d)	1,000,000	1,002,174
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,007,548
Series 2013-1 Class A1, 0.641% 2/15/18 (d)	2,000,000	1,987,303
AmeriCredit Auto Receivables Trust:
Series 2011-5 Class A2, 1.19% 8/8/15	18,499	18,511
Series 2012-1 Class A2, 0.91% 10/8/15	296,233	296,433
Series 2012-2:
Class A2, 0.76% 10/8/15	1,043,953	1,044,487
Class A3, 1.05% 10/11/16	400,000	400,634
Series 2012-5 Class A2, 0.51% 1/8/16	892,168	891,737
Series 2013-3 Class A2, 0.68% 10/11/16	500,000	499,748
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5925% 9/15/17 (c)(d)	2,260,000	2,259,837
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	238,643	238,677
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3725% 2/15/19 (d)	5,000,000	4,976,536
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	1,483,891	1,483,519
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	624,351	624,503
Class A3, 1.1% 8/22/16 (c)	482,003	483,022
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2905% 4/24/17 (d)	5,000,000	4,989,762
CNH Equipment Trust:
Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	999,124
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	997,375
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.341% 10/17/16 (d)	1,000,000	999,298
Series 2012-A5 Class A5, 0.3925% 1/16/18 (d)	5,000,000	4,991,181
Fannie Mae Series 2004-T5:
Class AB1, 0.6471% 5/28/35 (d)	80,751	75,634
Class AB3, 0.9235% 5/28/35 (d)	32,052	29,223
Ford Credit Auto Lease Trust Series 2012-A:
Class A2, 0.63% 4/15/14	277,741	277,733
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2012-A: - continued
Class A4, 1.03% 4/15/15	$ 800,000	$ 804,003
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	726,209	725,943
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,276
Series 2012-1 Class A, 0.661% 1/15/16 (d)	5,000,000	5,003,960
Series 2012-4 Class A1, 0.74% 9/15/16	1,085,000	1,084,557
Series 2013-3Q Class A2, 0.4925% 6/15/17 (d)	500,000	499,062
Fremont Home Loan Trust Series 2005-A Class M4, 1.21% 1/25/35 (d)	125,000	29,217
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	861,287
Series 2012-4 Class A, 0.491% 6/15/18 (d)	5,000,000	4,996,622
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	301,359	301,584
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,599,745
Home Equity Asset Trust Series 2003-5 Class A2, 0.89% 12/25/33 (d)	10,566	9,387
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,500,000	1,503,163
Series 2013-A Class A2, 0.51% 9/15/15 (c)	3,000,000	2,995,888
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,839,686
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5425% 5/15/18 (c)(d)	580,000	576,767
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	408,253
Series 2012-A Class A2, 0.59% 6/16/14	16,845	16,845
Series 2012-B Class A2, 0.43% 2/17/15	1,296,713	1,296,471
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	1,996,630
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.461% 11/15/16 (c)(d)	2,370,000	2,365,112
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.66% 8/25/35 (d)	20,366	19,559
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.87% 8/25/34 (d)	65,756	64,193
Nissan Auto Lease Trust Series 2013-A Class A2A, 0.45% 9/15/15	3,000,000	2,991,832
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6625% 5/15/17 (d)	2,250,000	2,246,758
Series 2013-A Class A, 0.4925% 2/15/18 (d)	1,000,000	996,925
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.5915% 3/20/11 (b)(c)(d)	$ 965,000	$ 0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.64% 9/25/34 (d)	435,000	132,221
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	633,518	633,144
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.99% 4/25/33 (d)	1,451	1,350
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	26,418	26,436
Series 2012-1 Class A2, 1.25% 4/15/15	424,188	424,589
Series 2012-2 Class A2, 0.91% 5/15/15	154,776	154,822
Series 2012-3 Class A2, 0.83% 4/15/15	308,275	308,357
Series 2013-1 Class A2, 0.48% 2/16/16	680,684	680,168
Series 2013-2 Class A2, 0.47% 3/15/16	1,000,000	998,992
Series 2013-3 Class A2, 0.55% 9/15/16	2,000,000	1,997,935
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.35% 2/27/17 (d)	1,163,401	1,161,623
Series 2012-7 Class A2, 0.47% 9/25/19 (d)	1,000,000	995,765
Series 2013-1 Class A2, 0.44% 9/25/19 (d)	2,000,000	1,984,855
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.05% 9/25/34 (d)	21,802	20,225
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	736,092	736,218
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15	694,700	694,761
Series 2013-A Class A2, 0.43% 5/16/16	2,000,000	1,999,372
TOTAL ASSET-BACKED SECURITIES (Cost $92,628,217)		91,104,441
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (c)(d)	20,421	20,428
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3315% 12/20/54 (c)(d)	571,716	558,281
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (d)	441,021	433,262
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (d)	37,046	36,357
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (d)	679,580	665,979
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (d)	$ 250,662	$ 245,903
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.523% 12/25/34 (d)	170,111	162,848
TOTAL PRIVATE SPONSOR		2,123,058
U.S. Government Agency - 8.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.69% 4/25/33 (d)	1,134,056	1,147,333
Series 2006-33 Class CF, 0.49% 5/25/36 (d)	133,405	133,603
Series 2008-76 Class EF, 0.69% 9/25/23 (d)	35,361	35,535
Series 2010-86 Class FE, 0.64% 8/25/25 (d)	207,128	208,649
floater planned amortization class:
Series 2004-52 Class PF 0.64% 12/25/33 (d)	2,639,821	2,656,888
Series 2005-90 Class FC, 0.44% 10/25/35 (d)	155,206	155,538
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	418,044	445,162
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	153,064	153,963
Series 2009-69 Class EA, 5% 10/25/36	513,472	515,507
Series 2011-16 Class FB, 0.34% 3/25/31 (d)	1,672,487	1,674,509
sequential payer floater:
Series 2005-74 Class DF, 0.54% 7/25/35 (d)	3,748,684	3,758,490
Series 2005-83 Class FP, 0.52% 10/25/35 (d)	5,025,079	5,029,773
Series 2011-23 Class AB, 2.75% 6/25/20	119,242	122,395
Freddie Mac:
floater:
Series 2711 Class FC, 1.091% 2/15/33 (d)	319,964	325,635
Series 3346 Class FA, 0.421% 2/15/19 (d)	2,933,260	2,935,222
Series 3879 Class AF, 0.621% 6/15/41 (d)	482,060	484,222
floater planned amortization class:
Series 2953 Class LF, 0.491% 12/15/34 (d)	1,886,106	1,889,434
Series 3102 Class FD, 0.491% 1/15/36 (d)	429,118	430,499
Series 3117 Class JF, 0.491% 2/15/36 (d)	168,763	169,144
Series 4020 Class EF 0.641% 2/15/42 (d)	3,319,431	3,318,405
Series 4057 Class EF, 0.541% 12/15/41 (d)	2,675,892	2,680,258
floater sequential payer:
Series 2828 Class TF, 0.641% 10/15/30 (d)	728,231	731,838
Series 3046 Class F, 0.561% 3/15/33 (d)	1,642,844	1,639,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	$ 593,330	$ 598,906
Series 3081 Class CP 5.5% 10/15/34	404,205	414,706
Series 3792 Class DF, 0.591% 11/15/40 (d)	699,264	701,675
sequential payer:
Series 2582 Class CG, 4% 11/15/17	105,058	105,448
Series 2924 Class DA, 4.5% 2/15/19	137,071	137,895
Series 3573 Class LC, 1.85% 8/15/14	173,047	173,294
Series 3659 Class EJ 3% 6/15/18	490,818	502,323
Series 3696 Class AE, 1.2% 7/15/15	181,183	181,805
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7919% 11/16/39 (d)	199,294	201,076
Series 2009-116 Class KF, 0.7219% 12/16/39 (d)	175,131	176,358
Series 2009-127 Class FA, 0.7415% 9/20/38 (d)	225,280	226,839
Series 2010-9 Class FA, 0.7119% 1/16/40 (d)	263,015	264,706
Series 2012-149 Class LF, 0.4415% 12/20/42 (d)	353,264	352,363
Series 2013-37 Class F, 0.4615% 3/20/43 (d)	245,897	245,599
floater planned amortization class Series 2004-80 Class FM, 0.4915% 7/20/34 (d)	895,309	896,527
floater sequential payer Series 2010-120 Class FB 0.4915% 9/20/35 (d)	236,014	236,766
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	89,160	90,464
Series 2010-99 Class PT, 3.5% 8/20/33	118,842	121,031
TOTAL U.S. GOVERNMENT AGENCY		36,269,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,477,774)		38,392,059
Commercial Mortgage Securities - 1.3%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.341% 8/15/29 (c)(d)	560,000	560,587
Del Coronado Trust floater Series 2013-HDC Class A, 0.993% 3/15/26 (c)(d)	500,000	498,386
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9948% 12/5/31 (c)(d)	270,000	269,735
Class A2FL, 0.8948% 12/5/31 (c)(d)	350,000	347,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6369% 5/10/40 (d)	$ 5,293	$ 5,290
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (c)(d)	205,268	205,663
Class C, 2.0056% 3/6/20 (c)(d)	300,000	300,793
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0448% 11/8/29 (c)(d)	560,000	555,132
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	17,129	17,211
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	145,444	146,434
Series 2012-GC6 Class A1, 1.282% 1/10/45	71,780	71,959
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,348
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	49,676	50,011
Series 2012-C6 Class A1, 1.0305% 5/15/45	225,266	224,640
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.991% 4/15/28 (c)(d)	530,000	526,743
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	112,405	112,907
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (d)	122,271	125,293
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.391% 7/15/19 (c)(d)	247,826	173,478
Series 2007-XLFA:
Class A2, 0.293% 10/15/20 (c)(d)	209,560	208,065
Class B, 0.323% 10/15/20 (c)(d)	440,000	436,056
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	5,450	5,446
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.3125% 9/15/21 (c)(d)	213,697	213,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,648,842)		5,265,549
Municipal Securities - 0.8%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	$ 1,940,000	$ 1,963,707
4.421% 1/1/15	1,375,000	1,430,440
TOTAL MUNICIPAL SECURITIES (Cost $3,397,460)		3,394,147
Certificates of Deposit - 0.3%

Bank of Nova Scotia yankee 0.7751% 2/10/14 (d) (Cost $1,000,000)	1,000,000	1,002,757
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $996,770)	1,000,000	998,256
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $27,475,112)	27,475,112	27,475,112
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $415,589,687)		414,312,802
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(486,935)
NET ASSETS - 100%		$ 413,825,867
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,309,629 or 17.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,674
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 237,990,456	$ -	$ 237,990,456	$ -
U.S. Government and Government Agency Obligations	4,029,616	-	4,029,616	-
U.S. Government Agency - Mortgage Securities	4,660,409	-	4,660,409	-
Asset-Backed Securities	91,104,441	-	91,028,807	75,634
Collateralized Mortgage Obligations	38,392,059	-	38,392,059	-
Commercial Mortgage Securities	5,265,549	-	5,092,071	173,478
Municipal Securities	3,394,147	-	3,394,147	-
Certificates of Deposit	1,002,757	-	1,002,757	-
Commercial Paper	998,256	-	998,256	-
Money Market Funds	27,475,112	27,475,112	-	-
Total Investments in Securities:	$ 414,312,802	$ 27,475,112	$ 386,588,578	$ 249,112
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.0%
United Kingdom	6.1%
Canada	3.7%
Netherlands	2.6%
Australia	2.1%
Japan	1.4%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $388,114,575)	$ 386,837,690
Fidelity Central Funds (cost $27,475,112)	27,475,112
Total Investments (cost $415,589,687)		$ 414,312,802
Receivable for investments sold		131,435
Receivable for fund shares sold		916,534
Interest receivable		440,541
Distributions receivable from Fidelity Central Funds		1,586
Receivable from investment adviser for expense reductions		81
Other receivables		1
Total assets		415,802,980

Liabilities
Payable to custodian bank	$ 1,772
Payable for investments purchased	1,672,395
Payable for fund shares redeemed	145,671
Distributions payable	2,582
Accrued management fee	104,999
Distribution and service plan fees payable	2,664
Other affiliated payables	47,030
Total liabilities		1,977,113

Net Assets		$ 413,825,867
Net Assets consist of:
Paid in capital		$ 541,515,615
Undistributed net investment income		257,392
Accumulated undistributed net realized gain (loss) on investments		(126,670,255)
Net unrealized appreciation (depreciation) on investments		(1,276,885)
Net Assets		$ 413,825,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,619,695 ÷ 2,260,431 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Class T: Net Asset Value and redemption price per share ($3,541,929 ÷ 429,982 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($384,116,259 ÷ 46,624,051 shares)	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,547,984 ÷ 916,238 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2013

Investment Income
Interest		$ 3,011,429
Income from Fidelity Central Funds		12,674
Total income		3,024,103

Expenses
Management fee	$ 1,107,863
Transfer agent fees	370,418
Distribution and service plan fees	27,623
Fund wide operations fee	125,313
Independent trustees' compensation	1,292
Miscellaneous	811
Total expenses before reductions	1,633,320
Expense reductions	(1,993)	1,631,327
Net investment income (loss)		1,392,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	464,089
Futures contracts	17,414
Total net realized gain (loss)		481,503
Change in net unrealized appreciation (depreciation) on: Investment securities	317,368
Futures contracts	(17,098)
Total change in net unrealized appreciation (depreciation)		300,270
Net gain (loss)		781,773
Net increase (decrease) in net assets resulting from operations		$ 2,174,549

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2013	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,392,776	$ 1,324,555
Net realized gain (loss)	481,503	(161,606)
Change in net unrealized appreciation (depreciation)	300,270	577,855
Net increase (decrease) in net assets resulting from operations	2,174,549	1,740,804
Distributions to shareholders from net investment income	(1,172,776)	(1,226,234)
Share transactions - net increase (decrease)	87,110,349	65,951,070
Redemption fees	11,859	17,158
Total increase (decrease) in net assets	88,123,981	66,482,798

Net Assets
Beginning of period	325,701,886	259,219,088
End of period (including undistributed net investment income of $257,392 and undistributed net investment income of $36,211, respectively)	$ 413,825,867	$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) C	.017	.023	.013	.047	.091
Net realized and unrealized gain (loss)	.025	.007	.051	.040	(.167)
Total from investment operations	.042	.030	.064	.087	(.076)
Distributions from net investment income	(.012)	(.020)	(.015)	(.047)	(.071)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.012)	(.020)	(.015)	(.047)	(.074)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A, B	.52%	.36%	.80%	1.08%	(.92)%
Ratios to Average Net Assets D, F
Expenses before reductions	.65%	.66%	.63%	.64%	.68%
Expenses net of fee waivers, if any	.65%	.66%	.63%	.64%	.68%
Expenses net of all reductions	.65%	.66%	.63%	.64%	.67%
Net investment income (loss)	.20%	.28%	.16%	.58%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,620	$ 15,635	$ 12,242	$ 18,129	$ 8,033
Portfolio turnover rate E	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) C	.013	.019	.009	.044	.090
Net realized and unrealized gain (loss)	.026	.007	.052	.040	(.168)
Total from investment operations	.039	.026	.061	.084	(.078)
Distributions from net investment income	(.009)	(.016)	(.012)	(.044)	(.069)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.009)	(.016)	(.012)	(.044)	(.072)
Redemption fees added to paid in capital C	- G	- G	.001	- G	- G
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A, B	.48%	.32%	.76%	1.03%	(.94)%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.72%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.70%	.70%	.68%	.68%	.69%
Expenses net of all reductions	.70%	.70%	.68%	.68%	.69%
Net investment income (loss)	.16%	.23%	.12%	.54%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,542	$ 3,312	$ 4,811	$ 5,334	$ 3,114
Portfolio turnover rate E	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) B	.034	.040	.028	.063	.111
Net realized and unrealized gain (loss)	.025	.006	.051	.040	(.169)
Total from investment operations	.059	.046	.079	.103	(.058)
Distributions from net investment income	(.029)	(.036)	(.030)	(.063)	(.088)
Tax return of capital	-	-	-	-	(.004)
Total distributions	(.029)	(.036)	(.030)	(.063)	(.092)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A	.72%	.57%	.99%	1.27%	(.70)%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.41%	.48%	.34%	.77%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,116	$ 291,005	$ 239,921	$ 239,266	$ 217,282
Portfolio turnover rate D	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) B	.029	.037	.025	.057	.102
Net realized and unrealized gain (loss)	.025	.009	.051	.040	(.168)
Total from investment operations	.054	.046	.076	.097	(.066)
Distributions from net investment income	(.024)	(.036)	(.027)	(.057)	(.081)
Tax return of capital	-	-	-	-	(.003)
Total distributions	(.024)	(.036)	(.027)	(.057)	(.084)
Redemption fees added to paid in capital B	- F	- F	.001	- F	- F
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return A	.65%	.56%	.95%	1.20%	(.80)%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.48%	.49%	.52%	.58%
Expenses net of fee waivers, if any	.51%	.48%	.49%	.52%	.55%
Expenses net of all reductions	.51%	.48%	.49%	.52%	.54%
Net investment income (loss)	.35%	.45%	.31%	.70%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,548	$ 15,750	$ 2,245	$ 1,206	$ 623
Portfolio turnover rate D	67%	80%	103%	95%	92%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2013

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on August 2, 2013, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, premium on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,052,039
Gross unrealized depreciation	(2,144,418)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,092,379)

Tax Cost	$ 415,405,181

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 72,886
Capital loss carryforward	$ (126,670,255)
Net unrealized appreciation (depreciation)	$ (1,092,379)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,054,895)
Total capital loss carryforward	$ (126,670,255)

The tax character of distributions paid was as follows:

	July 31, 2013	July 31, 2012
Ordinary Income	$ 1,172,776	$ 1,226,234

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual

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3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the update's adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $17,414 and a change in net unrealized appreciation (depreciation) of $(17,098) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $255,352,971 and $157,691,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 22,732	$ 1,400
Class T	-%	.15%	4,891	67
			$ 27,623	$ 1,467

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,698
Class T	922
$ 2,620

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 23,136.15
Class T	8,089.25
Ultra-Short Bond	326,462.10
Institutional Class	12,731.16
	$ 370,418

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	.70%	$ 1,569

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $370.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $54.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2013	2012
From net investment income
Class A	$ 23,478	$ 38,543
Class T	3,636	7,892
Ultra-Short Bond	1,122,291	1,158,011
Institutional Class	23,371	21,788
Total	$ 1,172,776	$ 1,226,234

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2013	2012	2013	2012
Class A
Shares sold	1,245,078	1,603,688	$ 10,260,424	$ 13,112,637
Reinvestment of distributions	2,430	3,920	20,006	32,092
Shares redeemed	(891,404)	(1,196,047)	(7,343,122)	(9,779,740)
Net increase (decrease)	356,104	411,561	$ 2,937,308	$ 3,364,989
Class T
Shares sold	200,020	331,712	$ 1,648,091	$ 2,711,930
Reinvestment of distributions	415	897	3,416	7,343
Shares redeemed	(173,781)	(515,942)	(1,431,755)	(4,218,475)
Net increase (decrease)	26,654	(183,333)	$ 219,752	$ (1,499,202)
Ultra-Short Bond
Shares sold	19,772,594	16,883,162	$ 162,947,538	$ 138,113,317
Reinvestment of distributions	134,015	138,342	1,103,898	1,132,483
Shares redeemed	(8,722,670)	(10,834,545)	(71,872,636)	(88,649,539)
Net increase (decrease)	11,183,939	6,186,959	$ 92,178,800	$ 50,596,261
Institutional Class
Shares sold	530,266	1,909,832	$ 4,367,986	$ 15,655,264
Reinvestment of distributions	2,501	2,252	20,594	18,456
Shares redeemed	(1,534,751)	(267,573)	(12,614,091)	(2,184,698)
Net increase (decrease)	(1,001,984)	1,644,511	$ (8,225,511)	$ 13,489,022

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

Notes to Financial Statements - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 Fidelity funds. Ms. Acton oversees 203 Fidelity funds. Mr. Curvey oversees 387 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer of other Fidelity funds (2010-present) and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $564,013 of distributions paid during the period January 1, 2013 to July 31, 2013 as qualifying to be taxed as interest- related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ULB-UANN-0913
1.789713.110

Item 2. Code of Ethics

As of the end of the period, July 31, 2013, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity GNMA Fund and Fidelity Ultra-Short Bond Fund (the "Funds"):

Services Billed by PwC

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$110,000	$-	$4,600	$5,600
Fidelity Ultra-Short Bond Fund	$66,000	$-	$2,100	$1,600

July 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$106,000	$-	$4,500	$5,500
Fidelity Ultra-Short Bond Fund	$55,000	$-	$2,000	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	July 31, 2013A	July 31, 2012A
Audit-Related Fees	$4,295,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2013 A	July 31, 2012 A
PwC	$5,075,000	$5,665,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2013